UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — December 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|10

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

The global recovery continued to solidify in the final months of 2010, with economies around the world experiencing economic growth. In the United States, corporations are emerging from the Great Recession in strong financial health. Putnam’s investment team believes the outlook for U.S. equities is further bolstered by low short-term interest rates and the extension of current tax rates. Another sign of the positive outlook for equities was that traditionally safe-haven U.S. Treasuries experienced their first setback in several years, as investors sought higher potential returns in riskier assets.

Although the global recovery continues, a range of fiscal and monetary circumstances around the world contributes to a global investment mosaic that is more varied than in recent years. Europe struggles with debt issues at a time when emerging markets are striving to dampen inflationary growth. This divergence may well lead to future market volatility. However, we believe it may also lead to additional opportunities for active, research-focused managers like Putnam.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/10)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2010

Class IA: $14.79	Class IB: $14.88

Total return at net asset value
				Barclays
				Capital
	Class IA		Russell 3000	Aggregate
(as of 12/31/10)	shares*	Class IB shares†	Index	Bond Index

1 year	14.95%	14.69%	16.93%	6.54%

5 years	21.28	20.12	14.46	32.55
Annualized	3.93	3.73	2.74	5.80

10 years	39.23	36.77	23.80	76.33
Annualized	3.36	3.18	2.16	5.84

Life	421.96	405.06	753.23	393.18
Annualized	7.48	7.32	9.81	7.21

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/10. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How did the fund perform for the year ended December 31, 2010?

Putnam VT Global Asset Allocation Fund’s class IA shares returned 14.95% at net asset value.

How would you characterize the macroeconomic environment during the past year?

Early in the year, investors were unconvinced that global economies were on solid footing. However, during the second half of the year, we, along with most other investors around the world, concluded that economies had solidly emerged from the financial crisis and were now in a period of sustained growth. This shift was evident in the behavior of stocks, interest rates, and currencies.

How did the equity and fixed-income markets perform during the period?

As economic conditions accelerated and pointed to more improvement ahead, and as profits of U.S. corporations continued to grow, domestic equities registered widespread gains. Sectors considered to be among the most economically sensitive, such as consumer discretionary and industrials, significantly outperformed the broader market. Commodity-oriented sectors, such as materials and energy, also outperformed as these industry groups benefited from rising commodity prices and expectations of growing demand amid an ongoing global economic recovery. From a market-capitalization perspective, small- and mid-cap stocks outperformed their large-cap counterparts.

Foreign equities generally performed well, with emerging-market and small-cap stocks producing the biggest gains. Lingering concerns about sovereign debt risk tempered enthusiasm for large-cap stocks in many European markets. For U.S. investors, the falling value of the U.S. dollar relative to most foreign currencies provided a substantial boost to returns.

All fixed-income categories achieved positive returns, and the 6.5% advance for the Barclays Capital U.S. Aggregate Bond Index — a measure of broad bond-market performance — was near its historical average. However, increasing interest rates during the fourth quarter caused losses in most categories during the final months of the year. Riskier market segments, such as commercial mortgage-backed securities, high-yield corporate bonds, and emerging-market debt, generated the biggest gains, while high-quality categories backed by the federal government, such as Treasuries, mortgage-backed securities, and agency bonds, achieved moderate returns.

Which asset classes helped performance?

Security selection within global fixed-income markets added the most value. A combination of strategies in mortgage-backed sectors boosted results, as did exposure to high-yield corporate and emerging-market bonds. Within equities, favorable stock picking in the small-cap value area of the market helped, along with stock choices in rare earth minerals and cloud computing in our thematic equity strategy. The fund’s currency positioning also contributed; specifically our long positions in the Norwegian krone and the Australian dollar, and our short position in the euro.

Which areas detracted from results?

The two primary detractors were an underweight in domestic large-cap equities and stock selection within developed international markets.

In what ways were derivatives used in the portfolio?

To a degree, the fund used derivatives to reduce volatility, and, in some instances, to enhance returns. For example, we used futures contracts to help manage market exposures and hedge prepayment and interest-rate risks in the bond market. We also used options and swap contracts to manage prepayment, interest-rate, and credit risks. Lastly, we employed forward currency contracts to hedge the fund’s foreign exchange risk.

What is your outlook, and how are you positioning the fund?

The second half of 2010 was a strong environment for riskier assets such as stocks — particularly those in economically sensitive market sectors — and credit-sensitive bonds. Given the potential for the economic recovery to solidify early in 2011, we see no reason for these trends to reverse over the near term. As such, we are optimistic about the prospects for continued gains in asset classes that have been buoyed by expectations for a stronger economy.

A strengthening economy is typically not a favorable environment for conservative fixed-income securities, such as U.S. government bonds. Consequently, in our view, equities are relatively more attractive than bonds, which are highly sensitive to changes in interest rates.

Broad asset-class diversification is a hallmark of our strategy. As we look for what we consider to be attractive ways to diversify the fund’s risk, we are focusing on emerging-market equities and bonds, and the more credit-sensitive sectors of the U.S. fixed-income market. Accordingly, at period-end, our largest overweights were in U.S. small-cap stocks, emerging-market equities, and high-yield bonds. Our biggest underweights were in U.S. large-cap stocks and investment-grade bonds.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses.

2 Putnam VT Global Asset Allocation Fund

Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s portfolio managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2010, to December 31, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/10		for the 6 months ended 12/31/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.75	$6.12	$4.43	$5.70

Ending value
(after expenses)	$1,167.30	$1,166.20	$1,020.82	$1,019.56

Annualized
expense ratio†	0.87%	1.12%	0.87%	1.12%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2010 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2011

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/10

COMMON STOCKS (48.7%)*	Shares	Value

Basic materials (3.6%)
Agrium, Inc. (Canada)	589	$54,137

Albemarle Corp.	5,701	318,002

AMCOL International Corp.	917	28,427

Andersons, Inc. (The)	2,567	93,310

Arafura Resources, Ltd. (Australia) †	7,270	11,016

Austevoll Seafood ASA (Norway)	3,749	31,918

Avalon Rare Metals, Inc. (Canada) †	2,278	14,210

BASF SE (Germany)	582	46,460

BBMG Corp. (China)	47,500	64,409

BHP Billiton, Ltd. (Australia)	5,632	260,926

Boise, Inc.	4,186	33,195

Brenntag AG (Germany) †	188	19,181

Broadwind Energy, Inc. †	4,419	10,208

Cameco Corp. (Canada)	409	16,515

Canada Lithium Corp. (Canada) †	8,295	16,582

Carillion PLC (United Kingdom)	12,652	75,848

Century Aluminum Co. †	1,063	16,508

China Everbright International, Ltd. (Hong Kong)	57,000	29,919

China Green Holdings, Ltd. (China)	36,000	35,338

China Rare Earth Holdings, Ltd. (China) †	18,000	8,406

Clearwater Paper Corp. †	440	34,452

Coeur d’Alene Mines Corp. †	1,028	28,085

Compagnie de Saint-Goban (France)	676	34,801

Contango Ore, Inc. †	57	599

Cytec Industries, Inc.	3,600	191,016

Denison Mines Corp. (Canada) †	1,581	5,416

Elementos, Ltd. (Australia) †	542	197

Energy Resources of Australia, Ltd. (Australia)	527	6,005

Extract Resources, Ltd. (Australia) †	478	4,600

Ezz Steel (Egypt) †	3,760	12,695

Ferro Corp. †	5,320	77,885

Fletcher Building, Ltd. (New Zealand)	15,448	92,133

FMC Corp.	106	8,468

Fortescue Metals Group, Ltd. (Australia) †	3,881	25,987

Freeport-McMoRan Copper & Gold, Inc. Class B	7,400	888,666

Fufeng Group, Ltd. (Hong Kong)	16,000	14,018

Galaxy Resources, Ltd. (Australia) †	3,687	5,474

Gibraltar Industries, Inc. †	5,361	72,749

Golden Star Resources, Ltd. (Canada) †	4,479	20,559

Great Western Minerals Group, Ltd. (Canada) †	12,000	6,991

Hawkins, Inc.	310	13,764

Hecla Mining Co. †	2,861	32,215

HeidelbergCement AG (Germany)	782	49,041

Hochtief AG (Germany)	303	25,744

Horsehead Holding Corp. †	4,492	58,576

HQ Sustainable Maritime Industries, Inc. †	1,069	5,099

Innophos Holdings, Inc.	1,213	43,765

Insituform Technologies, Inc. †	1,145	30,354

International Flavors & Fragrances, Inc.	4,700	261,273

KapStone Paper and Packaging Corp. †	3,567	54,575

Koninklijke DSM NV (Netherlands)	1,831	104,311

Koppers Holdings, Inc.	2,236	80,004

Lanxess AG (Germany)	1,087	85,901

Layne Christensen Co. †	586	20,170

COMMON STOCKS (48.7%)* cont.	Shares	Value

Basic materials cont.
Lithium Corp. †	3,327	$848

Lubrizol Corp. (The)	3,100	331,328

Lynas Corp., Ltd. (Australia) †	10,663	22,490

MeadWestvaco Corp.	9,742	254,851

Minerals Technologies, Inc.	1,207	78,950

Mitsui Chemicals, Inc. (Japan)	76,000	272,432

Mitsui Mining & Smelting Co., Ltd. (Japan)	28,000	92,437

Molycorp, Inc. † S	1,276	63,672

Neenah Paper, Inc.	712	14,012

Neo Material Technologies, Inc. (Canada) †	1,100	8,663

NewMarket Corp.	217	26,771

Nitto Denko Corp. (Japan)	7,700	362,805

Northwest Pipe Co. †	368	8,843

OM Group, Inc. †	2,373	91,384

Orocobre, Ltd. (Australia) †	2,194	7,390

Paladin Energy, Ltd. (Australia) †	1,590	8,026

Parkson Holdings Bhd (Malaysia)	20,301	35,486

Pescanova SA (Spain)	634	20,855

Petronas Chemicals Group Bhd (Malaysia) †	19,200	34,371

PPG Industries, Inc.	5,600	470,792

Quaker Chemical Corp.	503	20,960

Quest Uranium Corp. (Canada) †	1,691	9,394

Rare Element Resources, Ltd. (Canada) †	781	12,552

Rayonier, Inc. R	8,200	430,664

Reliance Steel & Aluminum Co.	660	33,726

Rio Tinto PLC (United Kingdom)	5,261	368,108

Rio Tinto, Ltd. (Australia)	6,538	572,130

Rock-Tenn Co. Class A	588	31,723

Rockwood Holdings, Inc. †	237	9,271

Sigma-Aldrich Corp.	173	11,515

Sociedad Quimica y Minera de Chile SA ADR (Chile)	163	9,522

Stepan, Co.	353	26,923

STR Holdings, Inc. †	480	9,600

Syngenta AG (Switzerland)	438	128,272

Tantalus Rare Earths AG (Germany) †	42	1,236

Tasman Metals, Ltd. (Canada) †	2,300	10,166

Teck Resources, Ltd. Class B (Canada)	2,356	146,235

TSRC Corp. (Taiwan)	23,000	53,222

Ucore Rare Metals, Inc. (Canada) †	9,009	6,063

UEX Corp. (Canada) †	1,435	3,243

Umicore NV/SA (Belgium)	760	39,552

Uralkali (Russia) †	3,473	24,911

Uranium One, Inc. (Canada)	1,353	6,469

USEC, Inc. †	866	5,213

Vale SA ADR (Preference) (Brazil)	2,000	60,440

Vallourec SA (France)	689	72,414

Vedanta Resources PLC (United Kingdom)	1,889	74,151

voestalpine AG (Austria)	3,267	155,736

W.R. Grace & Co. †	4,616	162,160

Western Lithium Canada Corp. (Canada) †	3,016	4,332

Xstrata PLC (United Kingdom)	6,730	158,014

Yara International ASA (Norway)	1,150	66,622

		8,511,048
Capital goods (3.4%)
Abengoa SA (Spain)	240	5,897

ACCO Brands Corp. †	3,070	26,156

Aisin Seiki Co., Ltd. (Japan)	10,100	357,444

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Capital goods cont.
Alamo Group, Inc.	1,626	$45,235

Altra Holdings, Inc. †	2,674	53,106

Amada Co., Ltd. (Japan)	6,000	48,854

Applied Industrial Technologies, Inc.	2,154	69,962

ArvinMeritor, Inc. †	4,662	95,664

AZZ, Inc.	721	28,847

Bio-Treat Technology, Ltd. (China) †	83,000	2,907

BWT AG (Austria)	152	4,471

Calgon Carbon Corp. †	2,055	31,072

Canon, Inc. (Japan)	5,600	290,416

Capstone Turbine Corp. †	7,883	7,566

China High Speed Transmission Equipment
Group Co., Ltd. (China)	9,000	13,941

China Ming Yang Wind Power Group, Ltd. ADS
(China) †	1,147	13,191

China Valves Technology, Inc. (China) † S	1,501	15,730

Cookson Group PLC (United Kingdom) †	3,025	31,066

Darling International, Inc. †	1,085	14,409

Dover Corp.	9,538	557,496

Duoyuan Global Water, Inc. ADR (China) † S	1,826	23,318

DXP Enterprises, Inc. †	1,322	31,728

EMCOR Group, Inc. †	1,698	49,208

Emerson Electric Co.	12,305	703,477

Energy Conversion Devices, Inc. †	984	4,526

Energy Recovery, Inc. †	2,512	9,194

EnergySolutions, Inc.	1,259	7,013

EnPro Industries, Inc. †	660	27,430

Epure International, Ltd. (China) †	34,000	21,967

Exide Technologies †	1,425	13,409

Flowserve Corp.	395	47,092

Franklin Electric Co., Inc.	879	34,211

Fuel Systems Solutions, Inc. †	284	8,344

Fuel Tech, Inc. †	871	8,457

Gamesa Corp Tecnologica SA (Spain) †	1,042	7,959

GLV, Inc. Class A (Canada) †	513	3,901

Gorman-Rupp Co. (The)	170	5,494

GrafTech International, Ltd. †	1,305	25,891

Graham Packaging Co., Inc. †	2,793	36,421

Harbin Electric, Inc. (China) †	1,021	17,714

Hitachi High-Technologies Corp. (Japan)	1,500	35,070

Hyflux, Ltd. (Singapore)	13,500	24,380

Hyundai Engineering & Construction Co., Ltd.
(South Korea)	220	14,186

JinkoSolar Holding Co., Ltd. ADR (China) †	320	6,438

John Bean Technologies Corp.	1,783	35,892

Joy Global, Inc.	69	5,986

Koito Manufacturing Co., Ltd. (Japan)	2,000	31,288

Kurita Water Industries, Ltd. (Japan)	1,400	44,114

L-3 Communications Holdings, Inc.	6,200	437,038

Legrand SA (France)	2,114	86,145

Lindsay Corp.	400	23,772

Lockheed Martin Corp.	7,018	490,628

LS Corp. (South Korea)	249	23,651

LSB Industries, Inc. †	1,217	29,524

Met-Pro Corp.	529	6,247

Mitsubishi Electric Corp. (Japan)	45,000	472,284

MTU Aero Engines Holding AG (Germany)	322	21,791

COMMON STOCKS (48.7%)* cont.	Shares	Value

Capital goods cont.
Mueller Water Products, Inc. Class A	6,766	$28,214

NACCO Industries, Inc. Class A	161	17,448

Nalco Holding Co.	9,590	306,305

Orascom Construction Industries (Egypt)	1,144	56,581

Oshkosh Corp. †	794	27,981

Parker Hannifin Corp.	7,300	629,990

Pentair, Inc.	1,175	42,899

Polypore International, Inc. †	702	28,592

Powell Industries, Inc. †	639	21,010

Quantum Fuel Systems Technologies
Worldwide, Inc. † S	11,176	5,029

Raser Technologies, Inc. †	11,016	1,818

Raytheon Co.	10,941	507,006

Regal-Beloit Corp.	4,700	313,772

Rentech, Inc. †	6,584	8,032

Rheinmetall AG (Germany)	402	32,343

Samsung Heavy Industries Co., Ltd. (South Korea)	1,100	40,419

Satcon Technology Corp. †	2,600	11,700

Schneider Electric SA (France)	158	23,662

SembCorp Industries, Ltd. (Singapore)	22,000	88,024

Shaw Group, Inc. †	9,100	311,493

Singapore Technologies Engineering, Ltd.
(Singapore)	23,000	61,231

Sinomem Technology, Ltd. (Singapore)	11,000	4,281

SKF AB Class B (Sweden)	9,510	271,550

SMA Solar Technology AG (Germany)	57	5,297

Smith (A.O.) Corp.	1,863	70,943

Smiths Group PLC (United Kingdom)	1,270	24,659

Societe BIC SA (France)	922	79,297

Standex International Corp.	739	22,103

Sumitomo Heavy Industries, Ltd. (Japan)	4,000	25,721

Sunpower Corp. Class A †	813	10,431

Tenneco Automotive, Inc. †	471	19,386

Tetra Tech, Inc. †	1,223	30,648

Thomas & Betts Corp. †	1,597	77,135

Tianjin Capital Environmental Protection
Group Co., Ltd. (China)	22,000	8,095

Timken Co.	715	34,127

Tri-Tech Holding, Inc. (China) † S	856	9,211

TriMas Corp. †	3,050	62,403

Trony Solar Holdings Co., Ltd. (China) †	12,000	8,723

United Technologies Corp.	1,498	117,923

Valmont Industries, Inc.	707	62,732

Vinci SA (France)	846	46,018

Weichai Power Co., Ltd. (China)	2,000	12,312

Westport Innovations, Inc. (Canada) †	563	10,378

Xinjiang Goldwind Science & Technology Co., Ltd.
(China) †	11,000	22,784

Xinjiang Tianye Water Saving Irrigation
System Co., Ltd. (Hong Kong)	28,000	4,215

Yingli Green Energy Holding Co., Ltd. ADR
(China) †	847	8,368

		8,200,907
Communication services (2.1%)
ADTRAN, Inc.	2,179	78,902

American Tower Corp. Class A †	5,700	294,348

Aruba Networks, Inc. †	1,131	23,615

AT&T, Inc.	18,331	538,565

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (48.7%)* cont.	Shares	Value

Communication services cont.
Atlantic Tele-Network, Inc.	485	$18,595

BCE, Inc. (Canada)	1,541	54,705

BT Group PLC (United Kingdom)	96,378	271,754

China Mobile, Ltd. (China)	2,500	24,830

DIRECTV Class A †	14,110	563,412

France Telecom SA (France)	7,247	151,121

HSN, Inc. †	960	29,414

IAC/InterActiveCorp. †	14,700	421,890

InterDigital, Inc. †	767	31,938

Iridium Communications, Inc. † S	5,451	44,971

j2 Global Communications, Inc. †	947	27,416

Kabel Deutschland Holding AG (Germany) †	2,270	105,857

Koninklijke (Royal) KPN NV (Netherlands)	864	12,616

Loral Space & Communications, Inc. †	401	30,677

Mobile Telesystems ADR (Russia)	800	16,696

NeuStar, Inc. Class A †	1,674	43,608

NII Holdings, Inc. †	12,773	570,442

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	9,400	425,536

Tele2 AB Class B (Sweden)	5,013	104,294

Telecity Group PLC (United Kingdom) †	2,552	18,722

Telecom Corp. of New Zealand, Ltd. (New Zealand)	77,639	131,176

Telenet Group Holding NV (Belgium) †	1,100	43,361

USA Mobility, Inc.	1,777	31,577

Verizon Communications, Inc.	23,721	848,737

Vodafone Group PLC (United Kingdom)	34,762	89,885

		5,048,660
Conglomerates (1.1%)
3M Co.	1,007	86,904

General Electric Co.	41,745	763,516

Honeywell International, Inc.	14,000	744,240

Marubeni Corp. (Japan)	3,000	21,101

Mitsui & Co., Ltd. (Japan)	27,200	449,313

Siemens AG (Germany)	546	67,679

SPX Corp.	5,225	373,535

Vivendi (France)	852	23,013

		2,529,301
Consumer cyclicals (6.0%)
Advance Auto Parts, Inc.	4,700	310,905

Aeropostale, Inc. †	2,011	49,551

Alliance Data Systems Corp. † S	467	33,171

Amazon.com, Inc. †	396	71,280

American Media Operations, Inc. 144A F	583	—

AnnTaylor Stores Corp. †	2,148	58,834

Bally Technologies, Inc. †	772	32,571

Bayerische Motoren Werke (BMW) AG (Germany)	594	46,743

Best Buy Co., Inc.	12,200	418,338

Bunzl PLC (United Kingdom)	4,607	51,659

Burberry Group PLC (United Kingdom)	10,076	176,626

Cash America International, Inc.	642	23,709

Childrens Place Retail Stores, Inc. (The) †	454	22,537

Christian Dior SA (France)	591	84,478

Coach, Inc.	10,455	578,266

Compass Group PLC (United Kingdom)	10,809	97,940

Cooper Tire & Rubber	1,824	43,010

Ctrip.com Int’l, Ltd. ADR (China) †	733	29,650

CyberAgent, Inc. (Japan)	23	50,148

Deckers Outdoor Corp. †	1,107	88,272

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Deluxe Corp.	2,135	$49,148

DG FastChannel, Inc. †	487	14,065

Dress Barn, Inc.	1,310	34,610

DSW, Inc. Class A † S	1,999	78,161

Dun & Bradstreet Corp. (The)	4,700	385,823

EchoStar Corp. Class A †	5,114	127,697

Edenred (France) †	2,132	50,502

Electrolux AB Class B (Sweden)	4,119	117,246

Emergency Medical Services Corp. Class A †	347	22,420

Expedia, Inc.	10,900	273,481

EZCORP, Inc. Class A †	2,682	72,763

Fiat SpA (Italy)	4,704	97,054

Foot Locker, Inc.	13,900	272,718

GameStop Corp. Class A † S	11,638	266,277

Gannett Co., Inc.	1,876	28,309

Geberit International AG (Switzerland)	179	41,439

Genesco, Inc. †	1,140	42,739

Ghabbour Auto (Egypt)	2,035	15,228

Great Lakes Dredge & Dock Corp.	4,693	34,587

Green Dot Corp. Class A †	520	29,505

Helen of Troy, Ltd. (Bermuda) †	1,323	39,346

Hyundai Department Store Co., Ltd. (South Korea)	228	28,367

Iconix Brand Group, Inc. †	1,392	26,880

Industria de Diseno Textil (Inditex) SA (Spain)	1,224	91,703

Interpublic Group of Companies, Inc. (The) †	27,900	296,298

JB Hi-Fi, Ltd. (Australia)	833	15,266

Jos. A. Bank Clothiers, Inc. †	1,233	49,715

Kenneth Cole Productions, Inc. Class A †	1,102	13,764

Kia Motors Corp. (South Korea)	1,330	60,021

Kingfisher PLC (United Kingdom)	17,355	71,292

Kirkland’s, Inc. †	1,095	15,363

Kloeckner & Co., AG (Germany) †	1,191	33,451

Knology, Inc. †	1,496	23,382

La-Z-Boy, Inc. †	3,477	31,363

Landauer, Inc.	143	8,576

LG Corp. (South Korea)	349	27,173

Limited Brands, Inc.	12,200	374,906

M6-Metropole Television (France)	1,776	42,983

Maidenform Brands, Inc. †	1,536	36,511

Mediaset SpA (Italy)	49,183	297,751

Moody’s Corp.	12,371	328,326

Myer Holdings, Ltd. (Australia)	3,074	11,173

National CineMedia, Inc.	953	18,974

News Corp. Class A	40,000	582,400

Next PLC (United Kingdom)	7,743	238,493

NGK Spark Plug Co., Ltd. (Japan)	4,000	61,394

Nintendo Co., Ltd. (Japan)	200	58,709

Nissan Motor Co., Ltd. (Japan)	17,000	161,875

Nortek, Inc. †	608	21,888

Nu Skin Enterprises, Inc. Class A	835	25,267

OfficeMax, Inc. †	3,250	57,525

Omnicom Group, Inc.	11,000	503,800

OPAP SA (Greece)	4,662	80,665

Pandora A/S (Denmark) †	1,440	86,792

PCD Stores, Ltd. (China)	124,000	37,170

Perry Ellis International, Inc. †	1,022	28,074

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Persimmon PLC (United Kingdom)	7,481	$48,628

Peugeot SA (France) †	6,830	259,461

Phillips-Van Heusen Corp.	364	22,936

Point, Inc. (Japan)	660	28,984

Porsche Automobil Holding SE
(Preference) (Germany)	914	72,914

PPR SA (France)	505	80,356

R. R. Donnelley & Sons Co.	20,000	349,400

RadioShack Corp.	783	14,478

Randstad Holding NV (Netherlands) †	414	21,866

Reed Elsevier PLC (United Kingdom)	2,420	20,437

Regis Corp.	1,077	17,878

Ross Stores, Inc.	5,600	354,200

Scholastic Corp.	889	26,261

Select Comfort Corp. †	2,623	23,948

Signet Jewelers, Ltd. (Bermuda) †	484	21,006

Sinclair Broadcast Group, Inc. Class A	2,019	16,515

Sonic Automotive, Inc. Class A †	7,688	101,789

Sotheby’s Holdings, Inc. Class A	485	21,825

Stage Stores, Inc.	1,930	33,466

Standard Pacific Corp. †	4,267	19,628

Steven Madden, Ltd. †	1,777	74,136

Suzuki Motor Corp. (Japan)	6,300	155,211

Swire Pacific, Ltd. (Hong Kong)	18,000	295,948

Synergy Co. (Russia) †	1,297	64,850

Team, Inc. †	431	10,430

Tesla Motors, Inc. †	334	8,894

Time Warner, Inc.	17,296	556,412

TJX Cos., Inc. (The)	10,300	457,217

TNS, Inc. †	2,065	42,952

Toro Co. (The)	419	25,827

Tractor Supply Co.	686	33,264

Trump Entertainment Resorts, Inc. † F	34	544

TUI Travel PLC (United Kingdom)	25,106	96,397

UniFirst Corp.	517	28,461

United Business Media, Ltd. PLC (Ireland)	1,695	18,240

Valeo SA (France) †	2,065	117,255

ValueClick, Inc. †	2,178	34,913

Vertis Holdings, Inc. † F	1,807	2

VF Corp.	4,000	344,720

Visteon Corp. 144A †	797	52,602

Volkswagen AG (Preference) (Germany)	442	71,750

Wal-Mart Stores, Inc.	19,697	1,062,259

Walt Disney Co. (The)	3,300	123,783

Warnaco Group, Inc. (The) †	1,163	64,046

Wheelock and Co., Ltd. (Hong Kong)	12,000	48,553

Whirlpool Corp.	3,700	328,671

Williams-Sonoma, Inc.	7,400	264,106

Wirecard AG (Germany)	1,713	23,478

World Fuel Services Corp.	741	26,795

WPP PLC (Ireland)	8,514	104,830

Zale Corp. †	3,751	15,979

		14,316,597
Consumer staples (4.7%)
AFC Enterprises †	6,394	88,877

Akasha Wira International Tbk PT (Indonesia) †	20,000	3,596

Alibaba.com, Ltd. (China) †	11,500	20,624

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer staples cont.
Anheuser-Busch InBev NV (Belgium)	2,095	$119,897

Associated British Foods PLC (United Kingdom)	8,056	148,378

Avis Budget Group, Inc. †	8,149	126,798

Beijing Enterprises Water Group, Ltd.
(Hong Kong) †	48,000	17,970

BRF — Brasil Foods SA (Brazil)	2,100	34,596

Britvic PLC (United Kingdom)	4,094	30,219

Career Education Corp. †	2,146	44,487

Carlsberg A/S Class B (Denmark)	196	19,636

CEC Entertainment, Inc. †	739	28,695

Cermaq ASA (Norway) †	2,679	41,387

Coca-Cola Co. (The)	7,200	473,544

Coca-Cola Hellenic Bottling Co. SA (Greece)	3,325	86,075

Core-Mark Holding Co., Inc. †	747	26,586

Cosan, Ltd. Class A (Brazil)	1,370	18,659

Costco Wholesale Corp.	10,100	729,321

DineEquity, Inc. †	664	32,788

Domino’s Pizza, Inc. †	7,703	122,863

Dr. Pepper Snapple Group, Inc.	13,100	460,596

E-Commerce China Dangdang, Inc. ADR (China) † S	729	19,734

Energizer Holdings, Inc. †	309	22,526

Estee Lauder Cos., Inc. (The) Class A	7,600	613,320

Genuine Parts Co.	7,100	364,514

Heckmann Corp. †	5,117	25,739

Heidrick & Struggles International, Inc.	747	21,402

Heineken Holding NV (Netherlands)	1,760	76,544

Henkel AG & Co. KGaA (Germany)	1,558	96,945

Hershey Co. (The)	9,600	452,640

Imperial Tobacco Group PLC (United Kingdom)	2,109	64,729

Inter Parfums, Inc.	1,309	24,675

Itron, Inc. †	702	38,926

ITT Educational Services, Inc. †	684	43,564

Japan Tobacco, Inc. (Japan)	72	266,519

Kao Corp. (Japan)	3,600	97,029

Kerry Group PLC Class A (Ireland)	5,290	176,626

Kimberly-Clark Corp.	9,000	567,360

Koninklijke Ahold NV (Netherlands)	18,865	249,125

Leroy Seafood Group ASA (Norway)	677	23,067

Lincoln Educational Services Corp.	1,918	29,748

Lorillard, Inc.	6,500	533,390

Marine Harvest (Norway)	74,583	78,990

McDonald’s Corp.	2,614	200,651

MEIJI Holdings Co., Ltd. (Japan)	1,400	63,291

Metro AG (Germany)	878	63,256

National Presto Industries, Inc.	210	27,302

Nestle SA (Switzerland)	3,806	223,127

Nippon Meat Packers, Inc. (Japan)	8,000	104,558

Nutreco Holding NV (Netherlands)	180	13,669

On Assignment, Inc. †	2,537	20,677

Papa John’s International, Inc. †	1,362	37,727

PepsiCo, Inc.	5,080	331,876

Philip Morris International, Inc.	5,361	313,779

Prestige Brands Holdings, Inc. †	3,743	44,729

Procter & Gamble Co. (The)	11,724	754,205

Reckitt Benckiser Group PLC (United Kingdom)	6,994	384,489

Revlon, Inc. Class A †	1,458	14,347

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer staples cont.
Ruth’s Hospitality Group, Inc. †	1,395	$6,459

Safeway, Inc.	23,180	521,318

Spectrum Brands Holdings, Inc. †	766	23,876

SRA International, Inc. Class A †	1,013	20,716

Suedzucker AG (Germany)	1,318	35,115

SunOpta, Inc. (Canada) †	1,578	12,340

SUPERVALU, Inc.	3,854	37,114

Tesco PLC (United Kingdom) †	3,771	24,995

Toyo Suisan Kaisha, Ltd. (Japan)	3,000	66,778

Travis Perkins PLC (United Kingdom)	2,647	43,676

Unilever NV (Netherlands)	10,266	319,843

Unilever PLC (United Kingdom)	598	18,307

USANA Health Sciences, Inc. †	312	13,556

W.W. Grainger, Inc.	3,900	538,629

WebMD Health Corp. †	297	15,165

Wolseley PLC (United Kingdom) †	9,043	288,548

		11,146,822
Energy (5.3%)
Alpha Natural Resources, Inc. †	90	5,403

Amyris, Inc. †	328	8,751

Areva SA (France)	290	14,154

Athabasca Oil Sands Corp. (Canada) †	1,036	15,704

Atwood Oceanics, Inc. †	816	30,494

Ballard Power Systems, Inc. (Canada) † S	3,717	5,576

BG Group PLC (United Kingdom)	6,065	122,584

BP PLC (United Kingdom)	28,830	209,320

Cairn Energy PLC (United Kingdom) †	18,226	119,382

Cal Dive International, Inc. †	2,971	16,846

Caltex Australia, Ltd. (Australia)	7,791	114,627

Cameron International Corp. †	12,300	623,979

Canadian Oil Sands Trust (Unit) (Canada)	680	18,067

Canadian Solar, Inc. (Canada) †	398	4,931

Chevron Corp.	7,801	711,841

China Coal Energy Co. (China)	3,000	4,685

China Shenhua Energy Co., Ltd. (China)	1,500	6,291

China Sunergy Co., Ltd. ADR (China) † S	723	3,022

Cimarex Energy Co.	6,700	593,151

Cloud Peak Energy, Inc. †	2,120	49,248

Compagnie Generale de Geophysique-Veritas (France) †	6,117	186,285

Complete Production Services, Inc. †	2,006	59,277

Connacher Oil and Gas, Ltd. (Canada) †	4,421	5,907

ConocoPhillips	3,648	248,429

CONSOL Energy, Inc.	155	7,555

Contango Oil & Gas Co. †	578	33,484

Covanta Holding Corp.	1,102	18,943

E-Ton Solar Tech Co., Ltd. (Taiwan) †	3,000	4,916

EDP Renovaveis SA (Spain) †	1,275	7,394

Enel Green Power SpA (Italy) †	4,781	10,107

ENI SpA (Italy)	14,801	323,388

Evergreen Solar, Inc. †	5,600	3,265

Exxon Mobil Corp.	23,704	1,733,236

Fersa Energias Renovables SA (Spain)	2,775	4,471

First Solar, Inc. † S	745	96,954

FuelCell Energy, Inc. †	4,188	9,674

GCL Poly Energy Holdings, Ltd. (Hong Kong) †	47,000	17,293

Gintech Energy Corp. (Taiwan)	2,019	5,779

Green Plains Renewable Energy, Inc. † S	3,321	37,394

COMMON STOCKS (48.7%)* cont.	Shares	Value

Energy cont.
Gushan Environmental Energy, Ltd. ADR
(China) † S	1,232	$6,838

Halliburton Co.	19,278	787,121

Headwaters, Inc. †	1,852	8,482

Helix Energy Solutions Group, Inc. †	4,098	49,750

Iberdrola Renovables SA (Spain)	2,912	10,342

Innergex Renewable Energy, Inc. (Canada)	900	8,977

JA Solar Holdings Co., Ltd. ADR (China) †	1,277	8,837

James River Coal Co. † S	1,359	34,423

Magma Energy Corp. (Canada) †	4,912	7,253

Massey Energy Co.	95	5,097

Murphy Oil Corp.	8,400	626,220

Nexen, Inc. (Canada)	5,047	115,592

Nordex AG (Germany) †	582	4,284

Occidental Petroleum Corp.	1,195	117,230

Oceaneering International, Inc. †	6,800	500,684

Oil States International, Inc. †	566	36,275

Oilsands Quest, Inc. (Canada) †	3,790	1,592

OPTI Canada, Inc. (Canada) †	4,918	3,310

Patterson-UTI Energy, Inc.	22,700	489,185

Peabody Energy Corp.	11,014	704,676

Petrofac, Ltd. (United Kingdom)	3,137	77,641

Petroleo Brasileiro SA ADR (Preference) (Brazil)	2,151	73,500

Petroleo Brasileiro SA ADR (Brazil)	1,500	56,760

Petroleum Development Corp. †	2,621	110,632

Petroquest Energy, Inc. †	1,400	10,542

Ram Power Corp. (Canada) †	3,427	7,642

Rosetta Resources, Inc. †	1,854	69,785

Royal Dutch Shell PLC Class B (United Kingdom)	10,240	337,761

Saipem SpA (Italy)	4,891	240,934

Sasol, Ltd. ADR (South Africa)	692	36,019

Schlumberger, Ltd.	2,100	175,350

Solarfun Power Holdings Co., Ltd. ADR (China) †	624	5,098

SouthGobi Resources, Ltd. (Canada) †	400	5,120

Stallion Oilfield Holdings, Ltd.	143	4,147

Statoil ASA (Norway)	15,466	367,947

Stone Energy Corp. †	3,304	73,646

Suncor Energy, Inc. (Canada)	567	21,710

Sunoco, Inc.	11,800	475,658

Suzlon Energy, Ltd. (India) †	8,827	10,799

Swift Energy Co. †	1,131	44,279

Technip SA (France)	939	86,761

TETRA Technologies, Inc. †	2,082	24,713

Tidewater, Inc.	993	53,463

Total SA (France)	1,226	65,000

Trina Solar, Ltd. ADR (China) †	453	10,609

Tullow Oil PLC (United Kingdom)	2,604	51,210

Unit Corp. †	693	32,211

Vaalco Energy, Inc. †	3,930	28,139

Valero Energy Corp.	27,900	645,048

W&T Offshore, Inc.	1,957	34,972

Walter Energy, Inc.	3,372	431,076

Yanzhou Coal Mining Co., Ltd. (China)	2,000	6,111

		12,692,258
Financials (7.0%)
3i Group PLC (United Kingdom)	10,878	55,729

ACE, Ltd.	917	57,083

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials cont.
AerCap Holdings NV (Netherlands) †	9,596	$135,496

Affiliated Managers Group †	6,400	635,008

Ageas (Belgium)	16,666	38,107

Agree Realty Corp. R	1,205	31,559

AIA Group, Ltd. (Hong Kong) †	9,600	26,986

Allianz SE (Germany)	571	67,899

Allied World Assurance Company Holdings, Ltd.	6,683	397,238

American Capital Agency Corp. R	927	26,642

American Equity Investment Life Holding Co.	6,815	85,528

American Express Co.	15,500	665,260

American Financial Group, Inc.	944	30,482

American Safety Insurance Holdings, Ltd. †	1,952	41,734

Annaly Capital Management, Inc. R	24,500	439,040

Anworth Mortgage Asset Corp. R	3,174	22,218

Arch Capital Group, Ltd. †	968	85,232

Ashford Hospitality Trust, Inc. † R	5,340	51,531

Aspen Insurance Holdings, Ltd.	1,240	35,489

Assicurazioni Generali SpA (Italy)	10,774	204,716

Assurant, Inc.	8,500	327,420

Assured Guaranty, Ltd. (Bermuda)	6,519	115,386

Australia & New Zealand Banking Group, Ltd.
(Australia)	14,669	350,690

AXA SA (France)	6,789	113,020

Banca Intesa SpA RSP (Italy)	26,743	63,759

Banca Monte dei Paschi di Siena SpA (Italy) †	52,067	59,248

Banco Bradesco SA ADR (Brazil)	5,329	108,125

Banco Latinoamericano de Exportaciones SA Class E
(Panama)	3,939	72,714

Banco Popolare SC (Italy) S	19,709	89,340

Banco Santander Central Hispano SA (Spain)	5,177	54,881

Bank of America Corp.	31,604	421,597

Bank of Baroda (India)	1,598	32,048

Bank of the Ozarks, Inc.	1,349	58,479

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
PT (Indonesia) †	122,500	19,714

Barclays PLC (United Kingdom)	90,066	367,520

Berkshire Hathaway, Inc. Class B †	5,500	440,605

BNP Paribas SA (France)	5,985	381,015

Broadridge Financial Solutions, Inc.	16,200	355,266

Cardtronics, Inc. †	1,519	26,886

CBL & Associates Properties, Inc. R S	3,053	53,428

CFS Retail Property Trust (Australia) R	14,356	25,869

Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	61,701

China Construction Bank Corp. (China)	72,000	64,562

Chuo Mitsui Trust Holdings, Inc. (Japan)	34,000	141,143

Citigroup, Inc. †	43,794	207,146

CNA Surety Corp. †	495	11,722

CNO Financial Group, Inc. †	4,074	27,622

CommonWealth REIT R	5,530	141,070

Community Bank System, Inc.	1,113	30,908

Cowen Group, Inc. †	2,795	13,025

Credit Suisse Group (Switzerland)	4,078	164,491

Danske Bank A/S (Denmark) †	12,228	313,668

Delek Group, Ltd. (Israel)	236	60,735

Dexus Property Group (Australia)	22,059	17,955

Dollar Financial Corp. †	1,770	50,675

E*Trade Financial Corp. †	3,046	48,736

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials cont.
E-House China Holdings, Ltd. ADS (China) S	1,300	$19,448

Endurance Specialty Holdings, Ltd. (Bermuda)	6,600	304,062

Evercore Partners, Inc. Class A	624	21,216

Fifth Third Bancorp	16,300	239,284

Financial Institutions, Inc.	1,570	29,783

First Financial Bancorp	1,784	32,968

First Industrial Realty Trust † R	2,130	18,659

Flagstone Reinsurance Holdings SA (Luxembourg)	2,859	36,023

Flushing Financial Corp.	2,745	38,430

Glimcher Realty Trust R	4,448	37,363

Goldman Sachs Group, Inc. (The)	1,053	177,072

Hang Lung Group, Ltd. (Hong Kong)	5,000	32,870

Hartford Financial Services Group, Inc. (The)	9,300	246,357

Host Marriott Corp. R S	12,500	223,375

HSBC Holdings PLC
(London Exchange) (United Kingdom)	22,674	230,237

Hudson City Bancorp, Inc.	34,000	433,160

Huntington Bancshares, Inc.	26,400	181,368

IMMOFINANZ AG (Austria) †	25,397	108,297

Industrial & Commercial Bank of China (China)	35,000	26,071

ING Groep NV (Netherlands) †	6,497	63,245

International Bancshares Corp.	1,969	39,439

Intesa Sanpaolo SpA (Italy)	95,427	259,028

Invesco Mortgage Capital, Inc. R	1,157	25,269

Japan Retail Fund Investment Corp. (Japan) R	21	40,277

JPMorgan Chase & Co.	13,143	557,526

Kinnevik Investment AB Class B (Sweden)	5,570	113,723

KKR & Co. LP	5,669	80,500

Lexington Realty Trust R	4,507	35,831

Liberty Property Trust R	4,720	150,662

Lloyds Banking Group PLC (United Kingdom)	297,780	305,113

LSR Group OJSC GDR (Russia) †	2,725	25,097

LTC Properties, Inc. R	1,693	47,539

Maiden Holdings, Ltd. (Bermuda)	2,596	20,405

Mediobanca SpA (Italy)	12,347	109,955

Merchants Bancshares, Inc.	726	20,009

Metro Bancorp, Inc. †	224	2,466

Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	25,416

Mizuho Financial Group, Inc. (Japan)	40,700	76,707

Nasdaq OMX Group, Inc. (The) †	21,400	507,394

National Australia Bank, Ltd. (Australia)	1,015	24,629

National Bank of Canada (Canada)	1,008	69,380

National Bank of Greece SA (Greece) †	1,063	8,599

National Health Investors, Inc. R	1,781	80,181

Nelnet, Inc. Class A	3,275	77,585

Newcastle Investment Corp. † R	2,940	19,698

Omega Healthcare Investors, Inc. R	1,275	28,611

ORIX Corp. (Japan)	1,280	125,982

Orrstown Financial Services, Inc.	647	17,734

Park National Corp.	228	16,569

Ping An Insurance (Group) Co. of China, Ltd.
(China)	3,500	39,129

Platinum Underwriters Holdings, Ltd. (Bermuda)	381	17,134

PNC Financial Services Group, Inc.	9,800	595,056

Popular, Inc. (Puerto Rico) †	5,922	18,595

Protective Life Corp.	1,213	32,314

Prudential PLC (United Kingdom)	11,305	117,773

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials cont.
PS Business Parks, Inc. R	836	$46,582

RenaissanceRe Holdings, Ltd.	1,981	126,170

Republic Bancorp, Inc. Class A	556	13,205

Resolution, Ltd. (Guernsey)	1,431	5,224

Saul Centers, Inc. R	613	29,026

Sberbank OJSC (Russia) †	26,394	89,924

SLM Corp. †	39,700	499,823

Societe Generale (France)	1,057	56,846

Soho China, Ltd. (China)	34,500	25,654

Southside Bancshares, Inc.	1,354	28,529

St. Joe Co. (The) †	2,273	49,665

Starwood Property Trust, Inc. R	899	19,311

Suffolk Bancorp	689	17,005

Sumitomo Mitsui Financial Group, Inc. (Japan)	2,000	71,249

Swiss Life Holding AG (Switzerland) †	1,153	166,919

Symetra Financial Corp.	2,570	35,209

Tokio Marine Holdings, Inc. (Japan)	8,000	239,172

UniCredito Italiano SpA (Italy)	76,456	158,257

Universal Health Realty Income Trust R	395	14,429

Universal Insurance Holdings, Inc.	3,518	17,133

Uranium Participation Corp. (Canada) †	637	5,068

Urstadt Biddle Properties, Inc. Class A R	1,263	24,565

Virginia Commerce Bancorp Inc. †	3,779	23,354

Warsaw Stock Exchange (Poland) †	667	11,015

Wells Fargo & Co.	14,385	445,791

Westpac Banking Corp. (Australia)	7,354	167,228

Wilshire Bancorp, Inc.	2,243	17,092

World Acceptance Corp. †	756	39,917

		16,699,121
Health care (4.9%)
Abbott Laboratories	3,600	172,476

Aetna, Inc.	11,922	363,740

Affymetrix, Inc. †	525	2,641

Akorn, Inc. †	3,653	22,174

Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	18,295	12,721

Allergan, Inc.	7,600	521,892

Alliance HealthCare Services, Inc. †	2,950	12,508

AMAG Pharmaceuticals, Inc. †	913	16,525

Amedisys, Inc. †	819	27,437

AmerisourceBergen Corp.	9,400	320,728

AMN Healthcare Services, Inc. †	3,011	18,488

AmSurg Corp. †	904	18,939

Amylin Pharmaceuticals, Inc. †	896	13,180

Astellas Pharma, Inc. (Japan)	3,200	122,000

AstraZeneca PLC (United Kingdom)	7,580	345,421

Auxilium Pharmaceuticals, Inc. †	979	20,657

Beckman Coulter, Inc.	61	4,589

Bio-Rad Laboratories, Inc. Class A †	66	6,854

BioInvent International AB (Sweden) †	850	3,762

BioMarin Pharmaceuticals, Inc. †	838	22,567

Biotest AG (Preference) (Germany)	996	61,716

Bruker Corp. †	2,038	33,831

Caliper Life Sciences, Inc. †	521	3,303

Cardinal Health, Inc.	10,200	390,762

Celera Corp. †	616	3,881

Cephalon, Inc. †	6,530	403,032

COMMON STOCKS (48.7%)* cont.	Shares	Value

Health care cont.
Cepheid, Inc. †	262	$5,961

Charles River Laboratories International, Inc. †	151	5,367

Coloplast A/S Class B (Denmark)	401	54,525

Complete Genomics, Inc. †	500	3,735

Compugen, Ltd. (Israel) †	838	4,123

Continucare Corp. †	4,071	19,052

Cooper Companies, Inc. (The)	879	49,523

Covidien PLC (Ireland)	1,239	56,573

Cubist Pharmaceuticals, Inc. †	906	19,388

Dendreon Corp. †	600	20,952

Endo Pharmaceuticals Holdings, Inc. †	2,339	83,526

Enzo Biochem, Inc. †	681	3,596

Enzon Pharmaceuticals, Inc. †	2,590	31,520

Forest Laboratories, Inc. †	15,325	490,094

Fujirebio, Inc. (Japan)	1,600	64,449

Gen-Probe, Inc. †	144	8,402

Genomic Health, Inc. †	215	4,599

Gentiva Health Services, Inc. †	1,282	34,101

Gilead Sciences, Inc. †	16,300	590,712

GlaxoSmithKline PLC (United Kingdom) †	16,291	315,042

Harvard Bioscience, Inc. †	1,056	4,319

Health Management Associates, Inc. Class A †	6,261	59,730

Health Net, Inc. †	5,800	158,282

HealthSouth Corp. †	1,881	38,956

HealthSpring, Inc. †	1,688	44,783

Healthways, Inc. †	1,494	16,673

Hi-Tech Pharmacal Co., Inc. †	1,354	33,782

Human Genome Sciences, Inc. † S	559	13,355

Humana, Inc. †	5,500	301,070

Illumina, Inc. †	208	13,175

Impax Laboratories, Inc. †	929	18,682

Ironwood Pharmaceuticals, Inc. †	1,148	11,882

Johnson & Johnson	10,910	674,784

Kensey Nash Corp. †	1,141	31,754

Kindred Healthcare, Inc. †	1,368	25,130

Kinetic Concepts, Inc. †	1,585	66,380

Laboratory Corp. of America Holdings †	3,400	298,928

LHC Group, Inc. †	575	17,250

Life Technologies Corp. †	206	11,433

Lincare Holdings, Inc.	1,942	52,104

Luminex Corp. †	235	4,296

Magellan Health Services, Inc. †	1,530	72,338

Martek Biosciences Corp. †	543	16,996

Medco Health Solutions, Inc. †	9,100	557,557

Mediceo Paltac Holdings Co., Ltd. (Japan)	1,200	13,230

Medicis Pharmaceutical Corp. Class A	2,253	60,358

Merck & Co., Inc.	10,018	361,049

Mettler-Toledo International, Inc. †	71	10,736

Mitsubishi Tanabe Pharma (Japan)	4,000	67,554

Momenta Pharmaceuticals, Inc. † S	714	10,689

Nanosphere, Inc. †	933	4,068

Nippon Shinyaku Co., Ltd. (Japan)	4,000	57,255

Novartis AG (Switzerland)	5,871	345,445

Obagi Medical Products, Inc. †	3,280	37,884

OraSure Technologies, Inc. †	4,114	23,656

Orion Oyj Class B (Finland)	2,238	48,988

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Health care cont.
Orthovita, Inc. †	4,260	$8,563

Pacific Biosciences of California, Inc. †	278	4,423

Pall Corp.	920	45,614

Par Pharmaceutical Cos., Inc. †	3,298	127,006

PerkinElmer, Inc.	285	7,359

Perrigo Co.	6,200	392,646

Pfizer, Inc.	29,123	509,944

Providence Service Corp. (The) †	1,166	18,738

QIAGEN NV (Netherlands) †	367	7,175

Questcor Pharmaceuticals, Inc. † S	2,742	40,390

Roche Holding AG (Switzerland)	521	76,429

Salix Pharmaceuticals, Ltd. †	662	31,088

Sanofi-Aventis (France)	7,018	449,030

Sciclone Pharmaceuticals, Inc. †	3,450	14,421

Select Medical Holdings Corp. †	3,930	28,728

Sequenom, Inc. † S	3,837	30,773

Sirona Dental Systems, Inc. †	501	20,932

STAAR Surgical Co. †	3,799	23,174

Steris Corp.	1,392	50,752

Suzuken Co., Ltd. (Japan)	1,900	58,044

Techne Corp.	102	6,698

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	3,125	162,906

Thermo Fisher Scientific, Inc. †	131	7,252

UCB SA (Belgium)	1,313	45,068

United Therapeutics Corp. †	573	36,225

UnitedHealth Group, Inc.	16,021	578,518

Vanda Pharmaceuticals, Inc. †	1,898	17,955

Viropharma, Inc. † S	3,543	61,365

Waters Corp. †	6,489	504,260

WellCare Health Plans, Inc. †	892	26,956

West Pharmaceutical Services, Inc.	455	18,746

Young Innovations, Inc.	768	24,584

		11,831,377
Miscellaneous (—%)
Silex Systems, Ltd. (Australia) †	574	3,409

		3,409
Technology (8.3%)
A123 Systems, Inc. † S	1,277	12,183

Accenture PLC Class A	15,100	732,199

Acxiom Corp. †	1,518	26,034

Adobe Systems, Inc. †	2,079	63,992

Advanced Battery Technologies, Inc. † S	1,893	7,288

Advanced Micro Devices, Inc. †	23,300	190,594

Agilent Technologies, Inc. †	224	9,280

Akamai Technologies, Inc. †	2,188	102,945

Altek Corp. (Taiwan)	14,282	21,665

Amdocs, Ltd. (United Kingdom) †	6,918	190,037

Amkor Technologies, Inc. † S	2,308	17,056

Analog Devices, Inc.	6,700	252,389

Anixter International, Inc.	1,269	75,797

Apple, Inc. †	4,472	1,442,488

Applied Materials, Inc.	49,100	689,855

Asustek Computer, Inc. (Taiwan)	6,000	56,976

Autonomy Corp. PLC (United Kingdom)	559	13,120

Badger Meter, Inc.	600	26,532

Baidu, Inc. ADR (China) †	394	38,033

Bitauto Holdings, Ltd. ADR (China) †	1,244	10,997

COMMON STOCKS (48.7%)* cont.	Shares	Value

Technology cont.
Black Box Corp.	1,091	$41,774

Blue Coat Systems, Inc. †	2,159	64,489

BYD Co., Ltd. (China)	4,500	23,649

CA, Inc.	10,300	251,732

CACI International, Inc. Class A †	606	32,360

Cavium Networks, Inc. †	1,490	56,143

Check Point Software Technologies, Ltd.
(Israel) † S	1,523	70,454

Checkpoint Systems, Inc. †	2,815	57,848

China BAK Battery, Inc. (China) † S	2,393	4,618

China Water Industry Group, Ltd. (Hong Kong) †	296,000	5,179

Cirrus Logic, Inc. †	1,669	26,671

Cisco Systems, Inc. †	27,901	564,437

Citrix Systems, Inc. †	1,824	124,780

Computershare Ltd. (Australia)	2,166	23,906

Concur Technologies, Inc. †	1,798	93,370

Convergys Corp. †	2,794	36,797

CSG Systems International, Inc. †	3,394	64,282

Cypress Semiconductor Corp. †	24,860	461,899

DDi Corp.	1,484	17,452

Dell, Inc. †	28,527	386,541

Elster Group SE ADR (Germany) †	1,574	26,601

EMC Corp. †	5,745	131,561

Ener1, Inc. †	2,257	8,554

EnerSys †	2,189	70,311

Entegris, Inc. †	5,404	40,368

Entropic Communications, Inc. † S	2,955	35,696

F-Secure OYJ (Finland)	3,804	10,173

F5 Networks, Inc. †	1,134	147,601

Fair Isaac Corp.	1,065	24,889

Fairchild Semiconductor Intl., Inc. †	5,572	86,979

FEI Co. †	5,792	152,967

FormFactor, Inc. †	3,613	32,083

Fortinet, Inc. †	1,946	62,953

Fujitsu, Ltd. (Japan)	53,000	368,872

Global Payments, Inc.	1,580	73,012

Google, Inc. Class A †	1,199	712,170

Greatbatch, Inc. †	555	13,403

GS Yuasa Corp. (Japan)	1,000	6,923

Harris Corp.	11,646	527,564

Hewlett-Packard Co.	25,359	1,067,614

Hitachi, Ltd. (Japan)	54,000	288,027

Hon Hai Precision Industry Co., Ltd. (Taiwan)	3,000	12,084

IBM Corp.	5,572	817,747

Informatica Corp. †	1,261	55,522

Infospace, Inc. †	4,021	33,374

Integrated Silicon Solutions, Inc. †	949	7,620

Intel Corp.	19,353	406,994

Intuit, Inc. †	2,346	115,658

Ixia †	2,304	38,661

Jusung Engineering Co., Ltd. (South Korea) †	1,559	27,808

Keyw Holding Corp. (The) †	956	14,025

Lawson Software, Inc. †	5,747	53,160

LDK Solar Co., Ltd. ADR (China) †	966	9,776

Lexmark International, Inc. Class A †	1,224	42,620

LivePerson, Inc. †	2,636	29,787

Putnam VT Global Asset Allocation Fund 13

COMMON STOCKS (48.7%)* cont.	Shares	Value

Technology cont.
Longtop Financial Technologies Ltd. ADR
(Hong Kong) †	967	$34,986

LTX-Credence Corp. †	1,829	13,535

Magma Design Automation, Inc. †	4,656	23,327

Mantech International Corp. Class A †	512	21,161

MedAssets, Inc. †	1,414	28,549

MEMC Electronic Materials, Inc. †	969	10,911

Microsoft Corp.	43,090	1,203,073

MicroStrategy, Inc. †	610	52,137

Monotype Imaging Holdings, Inc. †	1,531	16,994

Motech Industries, Inc. (Taiwan)	2,029	7,477

NCI, Inc. †	308	7,081

NetApp, Inc. †	2,161	118,769

NetEase.com ADR (China) †	569	20,569

Netgear, Inc. †	752	25,327

NetSuite, Inc. †	1,955	48,875

Nokia Corp. (Finland)	3,449	35,696

Novellus Systems, Inc. †	800	25,856

NVE Corp. †	385	22,265

ON Semiconductor Corp. †	61,200	604,656

Open Text Corp. (Canada) †	500	23,030

Oracle Corp.	11,182	349,997

Pacific Online, Ltd. (China)	10,000	4,477

Plantronics, Inc.	1,509	56,165

Polycom, Inc. †	2,118	82,560

Progress Software Corp. †	965	40,839

QLogic Corp. †	23,082	392,856

Qualcomm, Inc.	3,139	155,349

Quantum Corp. †	16,126	59,989

Quest Software, Inc. †	4,926	136,647

Renesola, Ltd. ADR (China) †	900	7,866

RF Micro Devices, Inc. †	1,817	13,355

Riverbed Technology, Inc. †	550	19,344

Rohm Co., Ltd. (Japan)	600	39,172

Saft Groupe SA (France)	172	6,336

SAIC, Inc. †	1,581	25,075

Salesforce.com, Inc. †	848	111,936

Samsung Electronics Co., Ltd. (South Korea)	22	18,620

SanDisk Corp. †	10,400	518,544

SAP AG (Germany)	700	35,662

Seagate Technology †	29,500	443,385

Shanda Games, Ltd. ADR (China) †	4,400	28,336

Silicon Laboratories, Inc. † S	3,042	139,993

Simplo Technology Co., Ltd. (Taiwan)	2,200	15,989

Sina Corp. (China) †	350	24,087

Skyworks Solutions, Inc. †	1,346	38,536

SMART Modular Technologies (WWH), Inc. †	6,365	36,662

Sohu.com, Inc. (China) †	283	17,968

Solarworld AG (Germany)	350	3,494

Sourcefire, Inc. †	2,209	57,279

Spectrum Control, Inc. †	1,234	18,498

Symantec Corp. †	3,763	62,993

Synchronoss Technologies, Inc. †	970	25,909

Tech Data Corp. †	1,884	82,934

TeleCommunication Systems, Inc. Class A †	5,380	25,125

Tencent Holdings, Ltd. (China)	1,900	41,285

COMMON STOCKS (48.7%)* cont.	Shares	Value

Technology cont.
Teradata Corp. †	15,300	$629,748

Teradyne, Inc. †	14,500	203,580

TIBCO Software, Inc. †	7,482	147,470

Trend Micro, Inc. (Japan)	1,700	56,143

TTM Technologies, Inc. †	5,458	81,379

Ultralife Batteries, Inc. †	656	4,336

Ultratech, Inc. †	1,242	24,691

Unisys Corp. †	3,256	84,298

Valence Technology, Inc. † S	5,600	9,408

Venture Corp., Ltd. (Singapore)	6,000	43,249

VeriFone Systems, Inc. †	962	37,095

VeriSign, Inc.	1,505	49,168

VMware, Inc. Class A †	6,882	611,879

Watts Water Technologies, Inc. Class A	919	33,626

Websense, Inc. †	1,280	25,920

Western Digital Corp. †	6,300	213,570

Wistron Corp. (Taiwan)	11,000	22,400

Woongjin Energy Co., Ltd. (South Korea) †	1,950	32,696

Xyratex, Ltd. (United Kingdom) †	4,602	75,059

Youku.com, Inc. ADR (China) †	751	26,293

Zix Corp. †	3,008	12,844

Zon Multimedia Servicos de Telecomunicacoes e
Multimedia SGPS SA (Portugal)	4,881	22,125

		19,869,511
Transportation (0.6%)
Alaska Air Group, Inc. †	948	53,742

CAI International, Inc. †	4,394	86,122

Central Japan Railway Co. (Japan)	38	318,305

ComfortDelgro Corp., Ltd. (Singapore)	35,000	42,229

Deutsche Lufthansa AG (Germany) †	2,154	47,106

Deutsche Post AG (Germany)	2,078	35,288

easyJet PLC (United Kingdom) †	7,552	51,822

HUB Group, Inc. Class A †	1,132	39,778

Qantas Airways, Ltd. (Australia) †	98,897	257,189

Singapore Airlines, Ltd. (Singapore)	4,000	47,639

TAL International Group, Inc.	1,474	45,502

TNT NV (Netherlands)	699	18,460

Turk Hava Yollari (Turkey) †	7,021	24,584

United Continental Holdings, Inc. † S	16,796	400,081

Wabtec Corp.	1,453	76,849

		1,544,696
Utilities and power (1.7%)
Alliant Energy Corp.	3,581	131,673

Ameren Corp.	3,400	95,846

Ameresco, Inc. Class A †	727	10,440

Atco, Ltd. Class I (Canada)	714	42,424

BKW FMB Energie AG (Switzerland)	177	13,400

Centrica PLC (United Kingdom)	14,947	77,298

CEZ AS (Czech Republic)	973	40,676

China Longyuan Power Group Corp. (China) †	23,000	21,038

China Power New Energy Development Co., Ltd.
(China) †	218,000	18,791

China Water Affairs Group, Ltd. (Hong Kong)	30,000	11,926

China WindPower Group, Ltd. (China) †	450,000	45,156

Chubu Electric Power, Inc. (Japan)	1,500	36,881

Cia de Saneamento Basico do Estado de Sao Paulo
ADR (Brazil)	654	34,584

CMS Energy Corp.	6,800	126,480

14 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Utilities and power cont.
DPL, Inc.	7,605	$195,525

EDF (France)	344	14,119

EDF Energies Nouvelles SA (France)	148	6,265

Enel SpA (Italy)	54,994	275,022

Energias de Portugal (EDP) SA (Portugal)	66,014	219,882

Energy Development Corp. (Philippines)	108,800	14,633

EnerNOC, Inc. †	329	7,866

Entergy Corp.	3,493	247,409

Exelon Corp.	13,812	575,132

FirstEnergy Corp.	12,232	452,829

Fortum OYJ (Finland)	1,824	54,950

GDF Suez (France)	845	30,338

Guangdong Investment, Ltd. (China)	116,000	59,694

Hokkaido Electric Power Co., Inc. (Japan)	500	10,224

Hokuriku Electric Power Co. (Japan)	300	7,373

Huaneng Power International, Inc. (China)	10,000	5,288

Infigen Energy (Australia)	13,382	7,330

Kansai Electric Power, Inc. (Japan)	700	17,280

Kyushu Electric Power Co., Inc. (Japan)	600	13,452

Manila Water Co., Inc. (Philippines)	18,100	7,954

NextEra Energy, Inc.	631	32,806

NRG Energy, Inc. †	7,300	142,642

Ormat Technologies, Inc.	256	7,572

Public Power Corp. SA (Greece)	2,430	34,897

Red Electrica Corp. SA (Spain)	5,486	258,213

Severn Trent PLC (United Kingdom)	1,366	31,487

Shikoku Electric Power Co., Inc. (Japan)	400	11,766

TECO Energy, Inc.	21,500	382,700

Toho Gas Co., Ltd. (Japan)	8,000	40,010

Tokyo Electric Power Co. (Japan)	400	9,771

Tokyo Gas Co., Ltd. (Japan)	10,000	44,346

Westar Energy, Inc.	5,002	125,850

		4,051,238

Total common stocks (cost $98,081,293)		$116,444,945

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (20.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$2,695,412	$2,991,697
4 1/2s, TBA, January 1, 2041	9,000,000	9,345,235

		12,336,932
U.S. Government Agency Mortgage Obligations (15.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4s, TBA,
January 1, 2041	3,000,000	2,977,969

Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, January 1, 2041	8,000,000	8,559,375
4s, TBA, January 1, 2041	9,000,000	8,952,890
4s, TBA, January 1, 2026	16,000,000	16,473,750

		36,963,984
Total U.S. government and agency
mortgage obligations (cost $49,100,222)		$49,300,916

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 ##	$20,000	$21,889

Total U.S. treasury obligations (cost $20,042)		$21,889

CORPORATE BONDS AND NOTES (16.5%)*	Principal amount	Value

Basic materials (1.2%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,233

ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(France)	110,000	139,154

Associated Materials, LLC 144A company
guaranty sr. notes 9 1/8s, 2017	50,000	52,250

Atkore International, Inc. 144A sr. notes 9 7/8s,
2018	45,000	46,800

BHP Billiton Finance USA, Ltd. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2019
(Canada)	70,000	83,240

Celanese US Holdings, LLC 144A company
guaranty sr. notes 6 5/8s, 2018 (Germany)	20,000	20,650

Chemtura Corp. 144A company guaranty sr. unsec.
notes 7 7/8s, 2018	10,000	10,625

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.302s, 2013
(Netherlands)	75,000	71,813

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	60,000	65,400

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	75,000	93,994

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	30,000	33,216

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s,
2021	95,000	91,852

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	70,000	73,850

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)	35,000	36,016

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	54,938

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	327,000	360,518

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	30,000	30,975

Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 7s, 2015	8,000	8,300

Graphic Packaging International, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018	10,000	10,475

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s,
2018	15,000	16,031

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC 144A sr. notes 9s, 2020	20,000	21,150

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	25,000	27,188

Huntsman International, LLC 144A company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	20,000	21,600

International Paper Co. bonds 7.95s, 2018	80,000	95,197

Jefferson Smurfit escrow bonds 8 1/4s, 2012	10,000	325

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	62,923

Lyondell Chemical Co. sr. notes 11s, 2018	105,000	118,913

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017	116,000	128,325

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014	20,000	22,325

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount		Value

Basic materials cont.
Momentive Performance Materials, Inc. 144A
notes 9s, 2021		$70,000	$73,850

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		20,000	21,520

Nalco Co. 144A sr. notes 6 5/8s, 2019		20,000	20,450

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		65,000	61,100

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		45,000	46,181

Novelis, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020		75,000	77,813

Old All, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) †		55,000	248

Omnova Solutions, Inc. 144A company
guaranty sr. notes 7 7/8s, 2018		15,000	15,113

Rio Tinto Finance USA Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)		22,000	29,547

Rio Tinto Finance USA, Ltd. company guaranty
sr. unsec. notes 8.95s, 2014 (Australia)		25,000	30,268

Rio Tinto Finance USA, Ltd. company guaranty
sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)		25,000	23,732

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029		100,000	116,199

Sealed Air Corp. 144A sr. unsec. bonds
6 7/8s, 2033		25,000	23,441

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s,
2015 (Ireland)	EUR	5,000	6,846

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$90,000	92,250

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		50,000	54,750

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		25,000	26,750

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		20,000	21,100

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		45,000	47,475

Stone Container Corp. escrow bonds 8 3/8s,
2012 (In default) †		5,000	163

Teck Resources Limited sr. notes 10 3/4s, 2019
(Canada)		20,000	26,000

Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)		45,000	55,688

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		40,000	41,900

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		40,000	41,400

USG Corp. 144A company guaranty sr. notes 8 3/8s,
2018		15,000	14,700

Vartellus Specialties, Inc. 144A company
guaranty sr. notes 9 3/8s, 2015		25,000	26,500

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty Ser. B, 11 3/8s, 2016		30,000	30,075

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes FRN Ser. B, 4.037s,
2014		35,000	31,500

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sub. notes Ser. B, 9 1/8s,
2014		25,000	25,750

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)		35,000	38,393

			2,948,978

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Capital goods (0.7%)
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015		$30,000	$33,750

Alliant Techsystems, Inc. company
guaranty sr. unsec. sub. notes 6 7/8s, 2020		10,000	10,275

Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017		100,000	110,000

Allison Transmission 144A company guaranty 11s,
2015		50,000	54,500

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 11 1/4s, 2015 ‡‡		51,500	56,135

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		70,000	74,200

Baldor Electric Co. company guaranty 8 5/8s, 2017		30,000	33,600

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		35,000	36,050

Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		55,000	54,450

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		125,000	132,610

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		30,000	30,600

Case New Holland, Inc. 144A sr. notes 7 7/8s,
2017 (Netherlands)		30,000	32,775

Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		40,000	42,450

Darling International, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2018		10,000	10,425

Graham Packaging Co., Inc. company
guaranty sr. unsec. notes 8 1/4s, 2018		5,000	5,250

John Deere Capital Corp. notes Ser. MTN, 5 1/4s,
2012		65,000	69,877

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		50,000	55,375

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		164,000	191,959

Mueller Water Products, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2017		35,000	33,775

Owens-Brockway Glass Container, Inc. company
guaranty 6 3/4s, 2014	EUR	50,000	68,122

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$50,000	50,665

Polypore International, Inc. 144A
sr. notes 7 1/2s, 2017		30,000	30,600

Raytheon Co. sr. unsec. notes 4 7/8s, 2040		45,000	42,255

Raytheon Co. sr. unsec. notes 3 1/8s, 2020		20,000	18,355

Ryerson Holding Corp. sr. disc. notes zero %, 2015		40,000	18,400

Ryerson, Inc. company guaranty sr. notes 12s, 2015		89,000	93,228

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015		20,000	21,200

Tenneco, Inc. 144A company
guaranty sr. notes 6 7/8s, 2020		35,000	35,788

Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		20,000	21,200

Terex Corp. sr. unsec. sub. notes 8s, 2017		75,000	75,750

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		40,000	41,250

Thermon Industries, Inc. 144A company
guaranty sr. notes 9 1/2s, 2017		50,000	53,250

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		50,000	51,750

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017		107,000	120,981

			1,810,850

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Communication services (1.9%)
Adelphia Communications Corp. escrow
bonds zero %, 2010	$55,000	$825

American Tower Corp. sr. unsec. notes 7s, 2017	70,000	78,684

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	90,000	99,979

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	30,000	31,681

AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s,
2040	34,000	31,976

Bellsouth Capital Funding unsec. notes 7 7/8s,
2030	132,000	159,042

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,600

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	80,000	87,100

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	15,000	16,050

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	25,000	26,188

CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s, 2016	162,895	194,252

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	20,000	20,700

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012	105,000	113,561

Cequel Communications Holdings I LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017	75,000	78,375

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	20,000	19,850

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	50,000	47,375

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2017	5,000	5,175

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	110,000	118,525

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	156,000	176,447

Cox Communications, Inc. 144A notes 5 7/8s, 2016	82,000	91,429

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015	110,000	117,838

Cricket Communications, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	70,000	66,675

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	14,416

CSC Holdings LLC sr. notes 6 3/4s, 2012	1,000	1,039

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s,
2014	10,000	10,988

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)	143,000	192,185

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	70,000	76,475

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	30,000	32,925

Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015
(Luxembourg)	10,000	10,200

Intelsat Jackson Holding Co. company
guaranty sr. unsec. notes 11 1/4s, 2016
(Bermuda)	55,000	59,263

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 7 1/4s, 2020 (Bermuda)	55,000	55,550

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Communication services cont.
Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		$50,000	$55,250

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		205,000	223,450

Level 3 Financing, Inc. company guaranty 9 1/4s,
2014		140,000	138,950

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		25,000	25,500

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		90,000	93,150

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		15,000	14,288

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		90,000	99,675

PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s,
2018		40,000	41,100

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		45,000	48,038

PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		15,000	15,525

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		15,000	15,188

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		125,000	135,156

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	26,250

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)		93,000	104,495

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		5,000	5,463

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		75,000	81,188

Sprint Capital Corp. company guaranty 6 7/8s, 2028		215,000	188,125

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		90,000	96,525

TCI Communications, Inc. company guaranty 7 7/8s,
2026		36,000	42,589

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014		120,000	139,827

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039		25,000	27,612

Valor Telecommunications
Enterprises LLC/Finance Corp. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2015		3,000	3,094

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018		162,000	211,491

Verizon New England, Inc. sr. notes 6 1/2s, 2011		82,000	85,189

Verizon New Jersey, Inc. debs. 8s, 2022		45,000	53,161

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		50,000	58,082

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		30,000	31,612

Virgin Media Secured Finance PLC company
guaranty sr. notes 7s, 2018 (United Kingdom)	GBP	65,000	107,453

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)		$100,000	112,750

Windstream Corp. company guaranty 8 5/8s, 2016		65,000	68,413

Windstream Corp. company guaranty 8 1/8s, 2013		5,000	5,500

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		15,000	15,750

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		65,000	68,331

			4,493,538

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals (2.9%)
Affinia Group Inc. 144A sr. notes 10 3/4s, 2016	$14,000	$15,540

Affinia Group Holdings, Inc. 144A
sr. sub. notes 9s, 2014	20,000	20,550

Affinion Group Holdings, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015	50,000	51,875

Affinion Group, Inc. company guaranty 11 1/2s,
2015	35,000	36,400

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018	50,000	48,750

AMC Entertainment Holdings, Inc. 144A
sr. sub. notes 9 3/4s, 2020	65,000	67,600

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	20,200

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014	100,000	98,250

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	45,000	45,675

American Media Operations, Inc. 144A
sr. sub. notes 14s, 2013 ‡‡	36,474	12,766

American Media Operations, Inc. 144A sr. unsec.
notes 9s, 2013 ‡‡ F	3,155	3,218

Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	55,000	58,850

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	15,488

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015	50,000	48,375

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	25,000	24,688

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	30,000	28,500

Belo Corp. sr. unsec. unsub. notes 8s, 2016	10,000	10,775

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	60,000	61,200

Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018	10,000	10,125

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	40,900

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	15,413

Building Materials Corp. 144A sr. notes 6 7/8s,
2018	20,000	19,800

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	55,000	56,788

CBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2030	70,000	82,648

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 9 1/8s, 2018	5,000	5,381

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015	65,000	67,113

Cenveo Corp. company guaranty sr. notes 8 7/8s,
2018	35,000	33,863

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	50,000	49,125

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	63,086

Cinemark, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	25,000	27,063

Citadel Broadcasting Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018	15,000	15,525

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016	40,000	35,800

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	115,000	125,925

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015		$30,000	$32,250

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		95,000	100,700

Daimler Finance North America, LLC company
guaranty 6 1/2s, 2013 (Germany)		5,000	5,660

Daimler Finance North America, LLC company
guaranty unsec. unsub. notes Ser. MTN, 5 3/4s,
2011 (Germany)		117,000	120,894

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		25,000	27,719

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s,
2019		40,000	43,474

DISH DBS Corp. company guaranty 6 5/8s, 2014		5,000	5,188

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019		85,000	88,825

Echostar DBS Corp. sr. notes 6 3/8s, 2011		35,000	36,050

FelCor Lodging LP company guaranty sr. notes 10s,
2014 R		80,000	89,600

Ferrellgas LP/Ferrellgas Finance Corp. 144A
sr. notes 6 1/2s, 2021		25,000	24,375

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020		100,000	116,000

Gateway Casinos & Entertainment, Ltd. 144A
company guaranty sr. notes 8 7/8s, 2017	CAD	15,000	15,539

Giraffe Acquisition Corp. 144A sr. unsec.
notes 9 1/8s, 2018		$20,000	20,850

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		85,000	96,900

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015		50,000	50,375

Hanesbrands, Inc. 144A company
guaranty sr. notes 6 3/8s, 2020		50,000	47,500

Harrah’s Operating Co., Inc. sr. notes 11 1/4s,
2017		210,000	236,250

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		110,000	123,267

Interactive Data Corp. 144A company
guaranty sr. notes 10 1/4s, 2018		65,000	71,175

Isle of Capri Casinos, Inc. company guaranty 7s,
2014		51,000	49,980

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		115,000	121,181

Lamar Media Corp. company
guaranty sr. sub. notes 7 7/8s, 2018		15,000	15,938

Lear Corp. company guaranty sr. unsec. bond
7 7/8s, 2018		10,000	10,700

Lear Corp. company guaranty sr. unsec.
notes 8 1/8s, 2020		70,000	76,125

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		163,000	167,075

Lennar Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2018		60,000	57,000

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		65,000	68,575

Liberty Media, LLC. debs. 8 1/4s, 2030		50,000	48,500

Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		20,000	21,150

M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018		65,000	65,650

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011		310,000	313,875

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	$45,000	$47,981

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	40,000	5,250

McClatchy Co. (The) company
guaranty sr. notes 11 1/2s, 2017	45,000	50,569

Meritage Homes Corp. company guaranty 6 1/4s, 2015	62,000	62,310

Meritage Homes Corp. company guaranty sr. unsec.
unsub. notes 7.15s, 2020	5,000	4,975

MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s, 2015	20,000	18,325

MGM Resorts International sr. notes 10 3/8s, 2014	5,000	5,613

MGM Resorts International sr. notes 6 3/4s, 2012	95,000	94,525

MGM Resorts International 144A sr. notes 9s, 2020	10,000	11,000

Michaels Stores, Inc. company guaranty 11 3/8s,
2016	30,000	32,700

MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014	60,000	62,250

Navistar International Corp. sr. notes 8 1/4s,
2021	65,000	70,200

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015	137,490	144,021

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	50,000	58,956

News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	118,849

Nielsen Finance LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018	35,000	36,225

Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes
stepped-coupon zero % (12 1/2s, 8/1/11),
2016 ††	120,000	126,000

Nortek, Inc. company guaranty sr. notes 11s, 2013	50,155	53,415

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018	30,000	30,975

Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	33,434

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	115,000	134,550

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	25,000	27,563

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	65,000	66,300

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	26,344

PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016	25,000	26,375

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	5,000	5,450

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	70,000	70,175

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	26,188

Realogy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	155,000	152,288

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	15,000	15,975

Roofing Supplay Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017	40,000	41,200

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	52,800

Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020	40,000	40,000

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	15,338

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		$54,000	$61,020

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		35,000	32,638

Sinclair Television Group, Inc. 144A
sr. notes 8 3/8s, 2018		10,000	10,325

Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016		60,000	69,150

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015		5,000	5,250

Standard Pacific Corp. 144A company
guaranty sr. unsec. notes 8 3/8s, 2021		35,000	33,950

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		70,000	84,830

Time Warner Entertainment Co., LP debs. 8 3/8s,
2023		5,000	6,278

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021		65,000	66,002

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015		85,000	86,362

Time Warner, Inc. debs. 9.15s, 2023		40,000	52,490

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		120,000	136,800

Toys R Us - Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		10,000	10,375

Travelport LLC company guaranty 11 7/8s, 2016		10,000	9,825

Travelport LLC company guaranty 9 7/8s, 2014		45,000	43,819

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		20,000	19,375

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2014	EUR	50,000	69,583

Univision Communications, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/4s, 2015 ‡‡		$78,552	84,836

Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		90,000	95,625

Vertis, Inc. company guaranty sr. notes 13 1/2s,
2014 ‡‡ F		44,015	2,201

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		142,000	166,828

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s,
2040		10,000	9,713

WMG Acquisition Corp. company guaranty sr. sec.
notes 9 1/2s, 2016		70,000	75,075

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		25,000	27,063

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		75,000	89,250

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018		50,000	51,625

Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015		75,000	78,000

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		72,000	79,290

Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes 10s,
2011 (In default) † F		30,000	—

			7,011,292
Consumer staples (1.6%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018		5,000	6,596

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019		5,000	6,525

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020		60,000	65,015

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (16.5%)* cont.		Principal amount	Value

Consumer staples cont.
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$55,000	$68,439

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018		10,000	10,775

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016		30,000	30,600

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2014		48,000	49,200

Blue Acquisition Sub., Inc. 144A company
guaranty sr. unsec. notes 9 7/8s, 2018		30,000	31,950

Bumble Bee Acquisition Corp. 144A company
guaranty sr. notes 9s, 2017		40,000	41,600

Campbell Soup Co. debs. 8 7/8s, 2021		50,000	68,898

Central Garden & Pet Co. sr. sub. notes 8 1/4s,
2018		55,000	55,688

CKE Restaurants, Inc. company
guaranty sr. notes 11 3/8s, 2018		65,000	71,988

Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) †		31,766	31,131

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		60,000	63,600

CVS Caremark Corp. jr. unsec. sub. bonds FRB
6.302s, 2037		38,000	36,623

CVS Pass-Through Trust 144A company
guaranty notes 7.507s, 2032		78,741	89,469

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		50,000	54,875

Dean Foods Co. company guaranty 7s, 2016		50,000	45,875

Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)		50,000	54,991

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		65,000	73,724

Diageo Investment Corp. company guaranty 8s, 2022
(Canada)		40,000	50,055

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s,
2018		40,000	42,400

Dole Food Co. sr. notes 13 7/8s, 2014		13,000	15,893

Dole Food Co. 144A sr. sec. notes 8s, 2016		35,000	36,925

Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		20,000	20,200

Elizabeth Arden, Inc. company guaranty 7 3/4s,
2014		75,000	76,078

General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	27,783

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	83,323

Hertz Corp. company guaranty 8 7/8s, 2014		130,000	132,925

Hertz Corp. 144A company guaranty sr. unsec.
notes 7 1/2s, 2018		15,000	15,563

Hertz Holdings Netherlands BV 144A sr. bond
8 1/2s, 2015 (Netherlands)	EUR	50,000	72,119

JBS USA LLC/JBS USA Finance, Inc.
sr. notes 11 5/8s, 2014		$55,000	64,350

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s,
2040		145,000	161,523

Kroger Co. company guaranty 6.4s, 2017		137,000	157,298

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		15,000	16,013

Libbey Glass, Inc. 144A sr. notes 10s, 2015		20,000	21,500

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		51,000	59,852

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Consumer staples cont.
McDonald’s Corp. sr. unsec. notes 5.7s, 2039	$59,000	$64,250

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018	20,000	21,850

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	74,624

Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp. sr. notes 9 1/4s, 2015	75,000	78,094

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	30,000	31,050

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018	20,000	20,700

Reddy Ice Corp. company
guaranty sr. notes 11 1/4s, 2015	40,000	40,900

Revlon Consumer Products Corp. company
guaranty sr. notes 9 3/4s, 2015	90,000	95,175

Rite Aid Corp. company guaranty sr. notes 7 1/2s,
2017	40,000	38,450

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	108,000	91,800

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	15,000	15,619

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s,
2017	30,000	32,400

RSC Equipment Rental, Inc. 144A sr. sec.
notes 10s, 2017	20,000	22,500

Service Corporation International sr. notes 7s,
2019	20,000	20,000

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	105,000	106,838

Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017	30,000	32,025

Smithfield Foods, Inc. 144A sr. sec. notes 10s,
2014	85,000	97,963

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s,
2019 ‡‡	28,573	31,895

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	25,000	27,469

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	60,075

SUPERVALU, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	38,600

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	45,000	53,213

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	20,000	20,350

Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	474,783

Wendy’s/Arby’s Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s, 2016	85,000	92,225

West Corp. 144A sr. notes 7 7/8s, 2019	25,000	25,438

West Corp. 144A sr. unsec. notes 8 5/8s, 2018	25,000	26,500

		3,746,148
Energy (1.4%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	25,000	26,750

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s,
2017	10,000	10,893

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	90,000	86,658

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	40,000	42,200

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	54,000	54,540

ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	20,000	18,900

Brigham Exploration Co. 144A company
guaranty sr. unsec. notes 8 3/4s, 2018	35,000	37,800

Carrizo Oil & Gas, Inc. 144A sr. unsec.
notes 8 5/8s, 2018	55,000	56,650

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	75,000	76,125

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Energy cont.
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	$35,000	$36,925

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s,
2013	45,000	48,769

Complete Production Services, Inc. company
guaranty 8s, 2016	65,000	67,275

Compton Petroleum Finance Corp. company
guaranty sr. unsec. notes 10s, 2017 (Canada)	38,275	31,577

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	60,000	60,300

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2020	90,000	97,200

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017	50,000	53,250

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	58,919

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	59,675

Denbury Resources, Inc. sr. sub. notes 7 1/2s,
2015	50,000	51,750

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	100,000	97,750

Forest Oil Corp. sr. notes 8s, 2011	65,000	67,925

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 1/8s, 2018	45,000	45,675

Gazprom Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)	100,000	102,000

Gazprom Via White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	200,000	237,646

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	110,000	113,025

Hercules Off shore, Inc. 144A sr. notes 10 1/2s,
2017	25,000	20,688

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	10,000

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 8 3/4s, 2015	20,000	21,300

Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014	95,000	96,425

International Coal Group, Inc. sr. notes 9 1/8s,
2018	45,000	48,825

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2014	70,000	73,850

Massey Energy Co. company guaranty sr. unsec.
notes 6 7/8s, 2013	105,000	106,313

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,927

Newfield Exploration Co. sr. sub. notes 6 5/8s,
2016	30,000	30,825

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	55,000	56,100

Offshore Group Investments, Ltd. 144A
sr. notes 11 1/2s, 2015	35,000	37,975

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada)	40,000	28,500

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada)	100,000	70,625

OPTI Canada, Inc. 144A company
guaranty sr. notes 9 3/4s, 2013 (Canada)	10,000	9,875

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	5,000	5,013

Peabody Energy Corp. company guaranty 7 3/8s, 2016	65,000	72,150

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,338

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Energy cont.
Peabody Energy Corp. sr. notes 5 7/8s, 2016	$50,000	$50,250

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	340,000	212,500

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	60,000	67,200

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	5,000	5,213

Plains Exploration & Production Co. company
guaranty 7s, 2017	100,000	102,750

Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	10,000	9,575

Quicksilver Resources, Inc. sr. notes 11 3/4s,
2016	60,000	69,900

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	20,625

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	59,400

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	93,750

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,300

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	97,444

Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) †	30,000	24,300

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	15,000	15,759

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	25,000	27,744

Weatherford International, Ltd. company
guaranty sr. unsec. notes 9 7/8s, 2039
(Switzerland)	35,000	48,755

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	20,000	21,222

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	63,000

Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,511

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	11,000	12,984

		3,377,088
Financials (3.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	15,000	16,110

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	27,500

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	27,313

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.496s, 2014	24,000	22,331

Ally Financial, Inc. sr. unsec.
unsub. notes 6 3/4s, 2014	110,000	115,259

Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017	35,000	35,000

Ally Financial, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	20,000	20,975

American Express Co. sr. unsec. notes 8 1/8s, 2019	160,000	199,074

American General Finance Corp. sr. unsec.
notes Ser. MTNI, Class I, 4 7/8s, 2012	210,000	197,663

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	50,000	53,240

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	214,000	218,280

Bank of Montreal sr. unsec. bond 2 1/8s, 2013
(Canada)	65,000	66,153

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
Bank of New York Mellon Corp. (The) sr. unsec.
notes 4.3s, 2014	$90,000	$96,030

Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	20,000	20,217

BankAmerica Capital III bank guaranteed jr.
unsec. FRN 0.859s, 2027	43,000	30,569

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	26,071

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.086s, 2012	31,250	30,798

Capital One Capital III company guaranty 7.686s,
2036	31,000	31,000

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037	30,000	29,625

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	65,000	69,550

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	45,000	52,144

CB Richard Ellis Services, Inc. 144A company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	15,000

CIT Group, Inc. sr. bonds 7s, 2017	230,000	230,575

CIT Group, Inc. sr. bonds 7s, 2016	105,000	105,394

CIT Group, Inc. sr. bonds 7s, 2015	70,000	70,175

CIT Group, Inc. sr. bonds 7s, 2014	20,000	20,200

Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	214,122

Citigroup, Inc. sub. notes 5s, 2014	135,000	139,655

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	319,000	319,227

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	15,000	15,600

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	130,000	136,209

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	34,000	32,130

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	5,083

Deutsche Bank AG/London sr. unsec. notes 3 7/8s,
2014 (United Kingdom)	125,000	131,219

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2016	55,000	49,225

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	60,821

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 ‡‡	65,000	76,375

Fleet Capital Trust V bank guaranteed jr.
sub. FRN 1.304s, 2028	29,000	20,309

Fund American Cos., Inc. notes 5 7/8s, 2013	26,000	27,012

GATX Financial Corp. notes 5.8s, 2016	25,000	27,077

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s,
2067	135,000	133,313

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.486s, 2016	65,000	60,641

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.417s, 2012	10,000	9,947

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	392,000	452,821

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s,
2019	170,000	198,944

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	199,255

HCP, Inc. sr. unsec. notes 6s, 2017	28,000	29,285

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	61,770

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
HSBC Finance Capital Trust IX FRN 5.911s, 2035	$100,000	$92,000

HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	221,000	223,272

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	35,000	35,088

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	5,063

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	95,000

JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	301,521

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s,
2036	119,000	119,404

KB Home company guaranty 6 3/8s, 2011	49,000	49,735

Lehman Brothers E-Capital Trust I FRN zero %,
2065 (In default) †	285,000	29

Leucadia National Corp. sr. unsec. notes 8 1/8s,
2015	15,000	16,350

Leucadia National Corp. sr. unsec. notes 7 1/8s,
2017	54,000	55,620

Liberty Mutual Insurance Co. 144A notes 7.697s,
2097	100,000	88,662

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	110,000	114,757

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	60,000	63,828

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s,
2017	70,000	74,009

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	318,000	348,006

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	63,798

Morgan Stanley sr. unsec. unsub. notes 6 3/4s,
2011	182,000	185,036

National Money Mart Co. company
guaranty sr. unsec. unsub. notes 10 3/8s, 2016
(Canada)	40,000	43,200

Nationwide Financial Services notes 5 5/8s, 2015	25,000	25,241

Nationwide Health Properties, Inc. notes 6 1/2s,
2011 R	30,000	30,823

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	46,267

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	50,000	51,125

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	45,000	44,606

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	78,594

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	87,338

Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	25,000	25,938

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	34,712

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015	50,000	50,500

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 3.95s, 2015
(United Kingdom)	105,000	102,831

Sabra Health Care LP/Sabra Capital Corp. 144A
company guaranty sr. notes 8 1/8s, 2018 R	25,000	25,813

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Financials cont.
Simon Property Group LP sr. unsec. notes 6 1/8s,
2018 R	$41,000	$46,082

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	23,734

Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 R	40,000	39,529

SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	40,556

SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s,
2013	120,000	120,310

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.302s, 2037	75,000	55,610

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.161s, 2014	5,000	4,375

Vnesheconombank Via VEB Finance, Ltd. 144A bank
guaranteed bonds 6.8s, 2025 (Russia)	300,000	299,250

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s,
2015 R	70,000	70,665

VTB Bank Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)	100,000	102,750

VTB Bank Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	414,540

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,141

Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s,
2013	275,000	299,254

Wachovia Corp. sr. unsec. notes FRN Ser. MTNE,
0.446s, 2012	95,000	94,983

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	30,000	29,944

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	83,317

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2013 (Australia)	60,000	59,604

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	10,276

		8,621,372
Health care (0.8%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	103,896

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	42,783

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	118,745

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	84,342

Biomet, Inc. company guaranty sr. unsec. bond
10s, 2017	60,000	65,550

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	50,000	53,000

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2015	75,000	78,750

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	10,000	9,900

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018	35,000	34,825

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s,
2021	45,000	45,000

HCA, Inc. company guaranty sr. notes 9 5/8s,
2016 ‡‡	38,000	40,708

HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	44,809

HCA, Inc. sr. sec. notes 9 1/8s, 2014	160,000	167,800

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	55,000	55,550

HealthSouth Corp. company guaranty 10 3/4s, 2016	40,000	43,100

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Health care cont.
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	$85,000	$87,231

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	37,188

Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	10,175

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	50,250

Quintiles Transnational Corp. 144A
sr. notes 9 1/2s, 2014 ‡‡	45,000	46,125

Select Medical Corp. company guaranty 7 5/8s, 2015	33,000	33,000

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	15,225

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	16,477	16,642

Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	10,000	10,850

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	6,000	6,990

Tenet Healthcare Corp. sr. notes 9s, 2015	130,000	144,300

Tenet Healthcare Corp. 144A sr. unsec. notes 8s,
2020	40,000	40,600

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Netherland Antilles)	50,000	50,751

United Surgical Partners International, Inc.
company guaranty sr. unsec. sub. notes 8 7/8s,
2017	20,000	20,600

US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 ‡‡	76,000	76,570

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	4,938

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	19,850

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	4,975

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	110,000	116,232

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s,
2017 R	40,000	41,912

WellPoint, Inc. notes 7s, 2019	35,000	41,001

		1,864,163
Technology (0.8%)
Advanced Micro Devices, Inc. sr. unsec.
notes 8 1/8s, 2017	5,000	5,300

Advanced Micro Devices, Inc. 144A
sr. notes 7 3/4s, 2020	15,000	15,563

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	23,700

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	55,000	55,963

Buccaneer Merger Sub., Inc. 144A
sr. notes 9 1/8s, 2019	40,000	41,300

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	75,000	75,750

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	39,600

Computer Sciences Corp. sr. unsec. notes 6 1/2s,
2018	70,000	76,210

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	76,593

Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	15,000	15,863

Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	25,000	26,313

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Technology cont.
First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	$293,694	$278,275

First Data Corp. 144A sr. bonds 12 5/8s, 2021	20,000	19,100

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡	6,011	6,281

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	53,000	55,385

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	10,000	10,525

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	25,000	28,063

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	55,000

Freescale Semiconductor, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2020	50,000	54,500

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	39,635

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,535

Hewlett-Packard Co. sr. unsec. notes 3 3/4s, 2020	70,000	68,467

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	99,750

Jazz Technologies, Inc. 144A notes 8s, 2015 F	29,000	26,680

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	88,938

NXP BV/NXP Funding, LLC sec. notes Ser. EXCH,
7 7/8s, 2014 (Netherlands)	75,000	78,000

Oracle Corp. sr. unsec. notes 5s, 2011	84,000	84,099

Oracle Corp. 144A notes 3 7/8s, 2020	65,000	64,580

Oracle Corp. 144A sr. notes 5 3/8s, 2040	35,000	35,372

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)	50,000	50,625

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	7,000	7,359

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	50,000	50,625

Unisys Corp. 144A company
guaranty sr. sub. notes 14 1/4s, 2015	95,000	114,000

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	62,511

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,552

		1,875,012
Transportation (0.2%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s,
2011	10,000	10,113

AMGH Merger Sub., Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	30,000	31,500

Burlington Northern Santa Fe Corp. sr. unsec.
notes 7s, 2014	60,000	68,888

Burlington Northern Santa Fe Corp. debs. 5 3/4s,
2040	35,000	36,247

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	81,480	80,665

RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017	56,000	61,530

Swift Services Holdings, Inc. 144A company
guaranty sr. notes 10s, 2018	55,000	57,613

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	17,377	17,638

		364,194
Utilities and power (1.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	111,765

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	89,888

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Utilities and power cont.
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	$25,000	$24,994

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s,
2019	5,000	6,253

Beaver Valley Funding Corp. sr. bonds 9s, 2017	23,000	25,009

Boardwalk Pipelines LP company guaranty 5 7/8s,
2016	116,000	126,439

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	37,282	39,378

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	40,000	40,500

Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	95,000	95,000

Colorado Interstate Gas Co. debs. 6.85s, 2037
(Canada)	10,000	10,183

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	17,097

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	101,248

Consolidated Natural Gas Co. sr. notes Ser. A,
5s, 2014	45,000	48,931

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	165,000	160,875

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	25,000	28,306

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	97,920

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s,
2019	130,000	86,775

Edison Mission Energy sr. unsec. notes 7 3/4s,
2016	15,000	12,900

Edison Mission Energy sr. unsec. notes 7 1/2s,
2013	10,000	9,800

Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	46,350

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	34,816

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	126,638

Electricite de France 144A notes 6 1/2s, 2019
(France)	60,000	70,006

Energy Future Holdings Corp. company
guaranty sr. unsec. notes 11 1/4s, 2017 ‡‡	11,660	6,996

Energy Future Holdings Corp. 144A sr. sec. bond
10s, 2020	15,000	15,432

Energy Future Intermediate Holdings Co., LLC
sr. notes 10s, 2020	24,000	24,751

Energy Future Intermediate Holdings Co., LLC
sr. notes 9 3/4s, 2019	66,000	66,165

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	35,000	36,050

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	60,000	63,570

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,122

GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020	70,000	69,475

GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s,
2018	10,000	9,938

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	35,000	37,363

ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	84,963

ITC Holdings Corp. 144A sr. unsec. notes 6.05s,
2018	35,000	38,062

Kansas Gas & Electric bonds 5.647s, 2021	16,650	18,139

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	69,000	74,533

MidAmerican Funding, LLC sr. sec. bond 6.927s,
2029	130,000	150,357

Mirant North America, LLC company
guaranty 7 3/8s, 2013	170,000	173,203

24 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.5%)* cont.	Principal amount	Value

Utilities and power cont.
National Fuel Gas Co. notes 5 1/4s, 2013	$114,000	$120,873

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	47,255

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,400

NRG Energy, Inc. sr. notes 7 3/8s, 2016	190,000	194,750

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	25,125

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	40,000	41,278

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	120,439

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	83,685

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	20,169	20,180

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	40,485

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	26,299

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	96,589

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	54,862

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,650

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes 10 1/2s, 2016 ‡‡	72,517	36,259

Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021	30,000	26,250

TransAlta Corp. sr. unsec. notes 5 3/4s, 2013
(Canada)	30,000	32,728

TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s,
2067 (Canada)	30,000	29,623

Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	56,596

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	27,052

		3,389,568

Total corporate bonds and notes (cost $37,423,672)		$39,502,203

MORTGAGE-BACKED SECURITIES (6.0%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	$98,000	$102,711
Ser. 07-2, Class A2, 5.634s, 2049	133,000	138,256
Ser. 07-1, Class XW, IO, 0.284s, 2049	1,648,018	22,284

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s, 2035	735,489	4,554
Ser. 07-5, Class XW, IO, 0.431s, 2051	2,825,766	50,848
Ser. 04-4, Class XC, IO, 0.289s, 2042	1,450,103	24,121
Ser. 04-5, Class XC, IO, 0.274s, 2041	2,163,287	29,329
Ser. 06-5, Class XC, IO, 0.205s, 2047	6,856,135	99,513

Bayview Commercial Asset Trust 144A
Ser. 05-3A, IO, 2.87s, 2035	282,273	12,618
FRB Ser. 05-1A, Class A1, 0.561s, 2035	37,007	30,346

Bear Stearns Alt-A Trust FRB Ser. 05-7,
Class 23A1, 5.426s, 2035	155,819	115,752

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	57,000	59,319
Ser. 07-PW15, Class A4, 5.331s, 2044	104,000	106,786
Ser. 06-PW14, Class A2, 5.123s, 2038	58,000	59,035
Ser. 04-PR3I, Class X1, IO, 0.243s, 2041	509,360	9,392

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.682s, 2038	1,764,711	28,677
Ser. 06-PW14, Class X1, IO, 0.133s, 2038	1,639,212	27,047
Ser. 07-PW18, Class X1, IO, 0.114s, 2050	695,944	4,414
Ser. 07-PW15, Class X1, IO, 0.102s, 2044	11,355,416	88,686
Ser. 05-PW10, Class X1, IO, 0.054s, 2040	5,555,234	12,166

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Citigroup Commercial Mortgage Trust FRB
Ser. 07-C6, Class A3, 5.698s, 2049	$160,000	$167,136

Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.138s, 2049	7,004,909	86,861

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.638s, 2036	253,704	147,279
FRB Ser. 07-6, Class 1A3A, 5.378s, 2046	636,290	318,145
FRB Ser. 06-AR7, Class 2A2A, 5.351s, 2036	222,949	127,081

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A
Ser. 07-CD4, Class XW, IO, 0.373s, 2049	1,675,881	26,663
Ser. 07-CD4, Class XC, IO, 0.124s, 2049	5,605,128	50,782
Ser. 06-CD2, Class X, IO, 0.079s, 2046	3,426,578	9,437

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	62,226	64,966
Ser. 98-C2, Class F, 5.44s, 2030	435,000	445,151

Commercial Mortgage Pass-Through Certificates FRB
Ser. 07-C9, Class A2, 5.811s, 2049	68,000	70,312

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.174s, 2043	6,075,049	59,696
Ser. 06-C8, Class XS, IO, 0.127s, 2046	7,234,644	71,482
Ser. 05-C6, Class XC, IO, 0.059s, 2044	5,629,734	31,185

Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	195,328	111,337
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	76,612	75,248

Countrywide Home Loans FRB Ser. 05-HYB7,
Class 6A1, 5.497s, 2035	456,618	351,596

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.214s, 2041	59,000	61,571
FRB Ser. 07-C3, Class A2, 5.721s, 2039	236,890	244,166
Ser. 07-C5, Class AAB, 5.62s, 2040	127,000	132,322
Ser. 07-C2, Class A2, 5.448s, 2049	223,000	227,360
Ser. 07-C1, Class AAB, 5.336s, 2040	61,000	64,270
Ser. 06-C5, Class AX, IO, 0.135s, 2039	3,316,520	53,416

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.158s, 2039	4,515,441	69,309
Ser. 07-C2, Class AX, IO, 0.108s, 2049	7,894,090	49,204
Ser. 07-C1, Class AX, IO, 0.074s, 2040	6,056,104	42,599

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.408s, 2035	1,283,039	20,602
FRB Ser. 04-TF2A, Class J, 1.21s, 2019	50,000	48,125
FRB Ser. 04-TF2A, Class H, 0.96s, 2019	50,000	47,500
Ser. 04-C4, Class AX, IO, 0.543s, 2039	627,213	14,361
Ser. 05-C1, Class AX, IO, 0.143s, 2038	6,704,404	62,825

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	46,815	46,798
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	129,675

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.746s, 2037	61,476	86,702
IFB Ser. 3072, Class SM, 22.842s, 2035	60,446	82,027
IFB Ser. 3072, Class SB, 22.696s, 2035	56,010	75,637
IFB Ser. 3249, Class PS, 21.416s, 2036	67,344	91,595
IFB Ser. 3065, Class DC, 19.079s, 2035	77,855	101,990
IFB Ser. 2990, Class LB, 16.28s, 2034	84,927	105,227
IFB Ser. 3269, Class KS, IO, 6.99s, 2037	1,396,354	187,551
IFB Ser. 3287, Class SE, IO, 6.44s, 2037	274,674	41,800
IFB Ser. 3346, Class SC, IO, 6.29s, 2033	650,923	92,620
Ser. 3327, Class IF, IO, zero %, 2037	15,473	641
Ser. 3289, Class SI, IO, zero %, 2037	4,579	106
Ser. 3124, Class DO, PO, zero %, 2036	26,438	21,825
FRB Ser. 3304, Class UF, zero %, 2037	26,488	26,349

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
FRB Ser. 3326, Class YF, zero %, 2037	$3,009	$2,834
FRB Ser. 3147, Class SF, zero %, 2036	57,839	53,309
FRB Ser. 3047, Class BD, zero %, 2035	3,031	3,019
FRB Ser. 3003, Class XF, zero %, 2035	17,969	17,756

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.611s, 2036	76,032	108,452
IFB Ser. 05-45, Class DA, 23.464s, 2035	103,002	155,083
IFB Ser. 05-74, Class DM, 23.428s, 2035	50,871	72,306
IFB Ser. 07-53, Class SP, 23.244s, 2037	79,770	109,687
IFB Ser. 05-75, Class GS, 19.468s, 2035	50,914	65,102
IFB Ser. 07-44, Class SB, IO, 6.169s, 2037	410,230	56,251
IFB Ser. 10-123, Class SK, IO, 5.789s, 2040	2,751,874	402,839
IFB Ser. 10-152, Class SB, IO, 5.74s, 2041	927,000	144,658
Ser. 06-26, Class NB, 1s, 2036	9,744	9,548
Ser. 06-46, Class OC, PO, zero %, 2036	57,755	49,339
FRB Ser. 06-115, Class SN, zero %, 2036	57,057	56,715

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.363s, 2033	375,754	16

First Union-Lehman Brothers Commercial Mortgage
Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	141,911
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	42,752

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.124s, 2043	3,337,431	26,959
Ser. 07-C1, Class XC, IO, 0.078s, 2049	11,082,956	55,497
Ser. 05-C3, Class XC, IO, 0.069s, 2045	23,625,148	116,527

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.275s, 2029	78,925	2,948
Ser. 05-C1, Class X1, IO, 0.371s, 2043	2,942,243	37,251

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	20,649	18,791
Ser. 06-C1, Class XC, IO, 0.074s, 2045	7,115,202	37,059

Government National Mortgage Association
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	148,260	23,318
IFB Ser. 10-158, Class SC, IO, 6.29s, 2038	2,148,000	370,208
IFB Ser. 10-85, Class SE, IO, 6.289s, 2040	404,320	61,360
IFB Ser. 10-61, Class SC, IO, 6.289s, 2040	975,644	146,893
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	140,535	21,692
Ser. 10-158, Class DI, IO, 4s, 2038	1,456,000	234,984
FRB Ser. 07-35, Class UF, zero %, 2037	7,646	7,457

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	208,240	213,931
Ser. 05-GG5, Class XC, IO, 0.12s, 2037	7,886,162	19,930

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	266,776	268,173

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	51,218	51,346
Ser. 03-C1, Class X1, IO, 0.846s, 2040	592,893	7,494
Ser. 04-C1, Class X1, IO, 0.635s, 2028	510,135	104
Ser. 06-GG6, Class XC, IO, 0.091s, 2038	2,397,148	4,662

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.371s, 2037	284,828	159,504

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.525s, 2037	260,145	169,094
FRB Ser. 06-AR25, Class 5A1, 5.492s, 2036	69,862	41,420

JPMorgan Alternative Loan Trust FRB Ser. 06-A1,
Class 5A1, 5.896s, 2036	154,877	120,804

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	$32,896	$34,561
FRB Ser. 07-LD12, Class A3, 5.989s, 2051	498,000	521,599
Ser. 07-C1, Class A4, 5.716s, 2051	74,000	76,863
Ser. 06-CB17, Class A3, 5.45s, 2043	205,000	211,529
Ser. 06-LDP9, Class A2S, 5.298s, 2047	310,000	316,628
Ser. 05-LDP5, Class A2, 5.198s, 2044	271,000	281,485
Ser. 06-LDP8, Class X, IO, 0.571s, 2045	2,088,206	51,007
Ser. 06-CB17, Class X, IO, 0.509s, 2043	3,523,509	82,386
Ser. 06-LDP9, Class X, IO, 0.45s, 2047	5,551,214	106,886
Ser. 07-LDPX, Class X, IO, 0.341s, 2049	3,433,265	44,030
Ser. 06-CB16, Class X1, IO, 0.129s, 2045	2,337,729	31,083

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	36,937	36,895
Ser. 07-CB20, Class X1, IO, 0.156s, 2051	6,260,716	62,399
Ser. 05-CB12, Class X1, IO, 0.149s, 2037	3,191,762	24,684

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	32,222
Ser. 99-C1, Class G, 6.41s, 2031	37,135	28,104
Ser. 98-C4, Class H, 5.6s, 2035	50,000	48,364

LB-UBS Commercial Mortgage Trust Ser. 07-C7,
Class A2, 5.588s, 2045	125,000	128,828

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.763s, 2037	764,699	12,484
Ser. 06-C7, Class XW, IO, 0.715s, 2038	1,431,242	38,285
Ser. 06-C7, Class XCL, IO, 0.324s, 2038	2,525,316	40,771
Ser. 05-C3, Class XCL, IO, 0.294s, 2040	4,248,415	79,789
Ser. 06-C6, Class XCL, IO, 0.248s, 2039	8,482,884	146,901
Ser. 05-C2, Class XCL, IO, 0.222s, 2040	2,997,753	26,788
Ser. 05-C5, Class XCL, IO, 0.191s, 2040	5,437,390	74,449
Ser. 05-C7, Class XCL, IO, 0.108s, 2040	3,342,769	23,673
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	5,013,390	49,557

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.881s, 2027	65,294	60,570

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.76s, 2022	97,311	89,040

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.838s, 2030	31,000	32,347
FRB Ser. 05-A9, Class 3A1, 2.934s, 2035	155,160	120,955

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	128,000	134,764
Ser. 05-MCP1, Class XC, IO, 0.177s, 2043	2,586,172	30,806

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.35s, 2039	654,957	13,717

Merrill Lynch/Countrywide Commercial Mortgage
Trust Ser. 07-6, Class A2, 5.331s, 2051	212,000	219,022

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.172s, 2049	8,203,924	102,221

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 4.692s, 2044	123,467	9,877
Ser. 06-C4, Class X, IO, 4.143s, 2045	500,338	52,536

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.739s, 2041	275,000	288,970
Ser. 07-IQ14, Class A2, 5.61s, 2049	132,000	137,335

Morgan Stanley Capital I 144A Ser. 05-HQ5,
Class X1, IO, 0.091s, 2042	1,217,153	7,035

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	79,143	83,471

26 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount		Value

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 1.949s, 2036		$1,036,203	$21,076

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		448,904	318,722
FRB Ser. 06-9, Class 1A1, 5.297s, 2036		73,961	44,437

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039		300,901	299,396

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.739s, 2049		140,000	147,102
Ser. 06-C27, Class A2, 5.624s, 2045		72,592	73,665
Ser. 07-C30, Class APB, 5.294s, 2043		140,000	143,304
Ser. 06-C29, Class A2, 5.275s, 2048		89,000	90,723
Ser. 07-C34, IO, 0.37s, 2046		1,620,414	25,376

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.102s, 2035		645,555	11,637
Ser. 05-C18, Class XC, IO, 0.141s, 2042		3,355,439	29,964
Ser. 06-C27, Class XC, IO, 0.093s, 2045		2,533,574	19,204
Ser. 06-C23, Class XC, IO, 0.047s, 2045		2,623,347	10,493
Ser. 06-C26, Class XC, IO, 0.041s, 2045		1,680,496	4,941

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		10,000	3,400

Total mortgage-backed securities (cost $13,578,524)			$14,415,723

COMMODITY LINKED NOTES (2.1%)*	Principal amount		Value

Citigroup Funding, Inc. 144A notes 0.259%, 2011
(Indexed to the 1 Yr Dow Jones-UBS Ex-Energy
3-Month Forward Total Return Index)		$2,100,000	$2,382,118

UBS AG/Jersey Branch 144A notes zero %, 2011
(Indexed to the UBS Bloomberg Constant Maturity
Commodity Index) (United Kingdom) F		2,464,000	2,730,255

Total commodity linked notes (cost $4,564,000)			$5,112,373

FOREIGN GOVERNMENT BONDS AND NOTES (2.0%)* Principal amount			Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		$150,000	$150,750

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		540,000	518,670

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.677s, 2012		1,470,000	349,125

Brazil (Federal Republic of) notes 10s, 2012	BRL	853	529,375

Canada (Government of) bonds 5s, 2037	CAD	600,000	747,821

Canada (Government of) notes 4s, 2017	CAD	1,900,000	2,053,565

Ukraine (Government of ) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017		$100,000	104,523

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		400,000	421,000

Total foreign government bonds and notes (cost $4,775,499)			$4,874,829

INVESTMENT COMPANIES (1.8%)*		Shares	Value

Ares Capital Corp.		766	$12,624

BlackRock Kelso Capital Corp.		2,362	26,124

Financial Select Sector SPDR Fund		33,600	535,920

Harris & Harris Group, Inc. †		9,005	39,442

iShares Russell 2000 Growth Index Fund		1,182	103,330

iShares Russell 2000 Value Index Fund		1,702	120,995

MCG Capital Corp.		11,238	78,329

NGP Capital Resources Co.		3,020	27,784

SPDR S&P 500 ETF Trust		26,384	3,318,580

Total investment companies (cost $3,983,550)			$4,263,128

ASSET-BACKED SECURITIES (1.7%)*	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.411s, 2036	$62,000	$38,331
FRB Ser. 06-HE3, Class A2C, 0.411s, 2036	75,000	36,520

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	24,670	26,150

Asset Backed Securities Corp. Home Equity Loan
Trust FRB Ser. 06-HE4, Class A5, 0.421s, 2036	58,642	39,994

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s,
2014	39,000	39,110

Bayview Financial Acquisition Trust FRB
Ser. 04-D, Class A, 0.846s, 2044	28,166	26,982

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	258,888	185,105

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A7, 8.2s, 2032	113,063	98,930
Ser. 00-5, Class A6, 7.96s, 2032	233,676	200,961
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	68,176
Ser. 02-2, Class M1, 7.424s, 2033	32,000	28,331
Ser. 01-1, Class A5, 6.99s, 2031	571,497	585,785
FRB Ser. 02-1, Class M1A, 2.308s, 2033	356,000	290,514

Countrywide Asset Backed Certificates FRB
Ser. 04-6, Class 2A5, 0.651s, 2034	36,542	32,206

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s, 2036	137,000	77,505
FRB Ser. 06-2, Class 2A3, 0.431s, 2036	230,000	139,438

GE Business Loan Trust 144A FBR Ser. 04-2,
Class D, 3.01s, 2032	53,285	10,657

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	73,439	37,773
Ser. 96-5, Class M1, 8.05s, 2027	33,057	29,751
Ser. 96-6, Class M1, 7.95s, 2027	173,000	174,730
Ser. 96-2, Class M1, 7.6s, 2026	98,000	96,040
Ser. 97-6, Class A9, 7.55s, 2029	23,191	24,253
Ser. 97-6, Class M1, 7.21s, 2029	73,000	61,358
Ser. 93-3, Class B, 6.85s, 2018	6,405	5,787
Ser. 99-3, Class A7, 6.74s, 2031	11,811	11,988
Ser. 99-2, Class A7, 6.44s, 2030	54,773	53,119
Ser. 98-7, Class M1, 6.4s, 2030	20,000	12,799

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	536,310	552,400

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.786s, 2036	74,847	44,908

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.591s, 2036	69,000	56,359

Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.521s, 2036	66,000	25,585

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	32,585	30,515

New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	40,982	41,343

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.421s, 2036	68,068	35,416
FRB Ser. 06-2, Class A2C, 0.411s, 2036	82,000	47,706

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	50,856	35,462
Ser. 95-B, Class B1, 7.55s, 2021	15,497	11,331
Ser. 98-A, Class M, 6.825s, 2028	31,000	28,790
Ser. 01-E, Class A4, 6.81s, 2031	99,922	86,433
Ser. 99-B, Class A3, 6.45s, 2017	29,119	27,081
Ser. 02-C, Class A1, 5.41s, 2032	137,099	131,615

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	43,447	41,709

Putnam VT Global Asset Allocation Fund 27

ASSET-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s, 2036	$58,200	$44,501
FRB Ser. 07-RZ1, Class A2, 0.421s, 2037	114,000	70,326

Securitized Asset Backed Receivables, LLC FRB
Ser. 07-BR4, Class A2A, 0.351s, 2037	134,459	92,750

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.471s, 2036	139,000	55,254

WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.371s, 2037	251,945	168,123

Total asset-backed securities (cost $4,471,514)		$4,059,900

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Centage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.54s, 2014	$14,771	$13,917

Centage Learning Acquisitions, Inc. bank term
loan FRN Ser. B3, 3.764s, 2014	118,772	91,590

Dex Media West, LLC bank term loan FRN Ser. A,
7s, 2014	29,900	27,161

First Data Corp. bank term loan FRN Ser. B3,
3.011s, 2014	117,060	107,987

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	14,523	13,125

Health Management Associates, Inc. bank term loan
FRN 2.039s, 2014	8,376	8,206

IASIS Healthcare LLC bank term loan FRN
Ser. DD, 2.256s, 2014	4,207	4,106

IASIS Healthcare, LLC bank
term loan FRN 7.62s, 2014	1,151	1,123

IASIS Healthcare, LLC bank
term loan FRN Ser. B, 2.256s, 2014	12,155	11,864

Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	39,576	40,779

Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	39,606	40,811

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.79s, 2014	4,638	4,638

Intelsat Corp. bank term loan FRN Ser. B2-B,
2.79s, 2014	4,637	4,637

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.79s, 2014	4,637	4,637

Intelsat Jackson Holdings SA bank term loan FRN
3.29s, 2014 (Luxembourg)	85,000	80,644

National Bedding Co. bank term loan FRN 2.319s,
2013	6,404	6,340

Polypore, Inc. bank term loan FRN Ser. B, 2.26s,
2014	17,103	16,846

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN Ser. B2, 3.764s, 2014	17,459	13,487

Univision Communications, Inc. bank term loan FRN
4.506s, 2017	17,760	16,925

West Corp. bank term loan FRN Ser. B2, 2.634s,
2013	3,645	3,604

West Corp. bank term loan FRN Ser. B5, 4.509s,
2016	8,931	8,949

Total senior loans (cost $523,739)		$521,376

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$31,000	$31,233

Alliant Techsystems, Inc. cv. company guaranty
sr. sub. notes 3s, 2024	40,000	45,000

Digital Realty Trust LP 144A cv. sr. unsec.
notes 5 1/2s, 2029 R	15,000	20,081

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	12,012

General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	35,000	41,606

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	8,000	10,160

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036	25,000	23,719

Total convertible bonds and notes (cost $160,674)		$183,811

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	690	$45,478

Entertainment Properties Trust Ser. C, $1.438
cum. cv. pfd.	1,280	24,461

General Motors Co. Ser. B, $2.375 cv. pfd.	943	51,026

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	140	56

Total convertible preferred stocks (cost $237,006)		$121,021

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	128	$120,972

Total preferred stocks (cost $82,346)		$120,972

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$20,000	$20,102
4.071s, 1/1/14	50,000	50,478

Total municipal bonds and notes (cost $70,000)		$70,580

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Aventine Renewable
Energy Holdings, Inc. F	3/15/15	$40.94	57	$—

Tower Semiconductor, Ltd.
144A (Israel) F	6/30/15	0.01	7,932	1,904

Vertis Holdings, Inc. F	10/18/15	0.01	22	—

Total warrants (cost $29,774)				$1,904

SHORT-TERM INVESTMENTS (20.0%)*	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21% [d]	1,805,301	$1,805,301

Putnam Money Market Liquidity Fund 0.15% [e]	37,714,805	37,714,805

U.S. Treasury Bills, with an effective yield
of 0.16%, March 10, 2011 #	$85,000	84,981

U.S. Treasury Bills, for effective yields ranging
from 0.20% to 0.27%, June 2, 2011 # ##	3,570,000	3,565,937

U.S. Treasury Bills, for effective yields ranging
from 0.22% to 0.24%, July 28, 2011 # ##	1,425,000	1,422,905

U.S. Treasury Bills, for effective yields ranging
from 0.24% to 0.26%, October 20, 2011 # ##	3,200,000	3,194,784

Total short-term investments (cost $47,788,260)		$47,788,713

Total investments (cost $264,890,115)		$286,804,283

28 Putnam VT Global Asset Allocation Fund

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through December 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $239,214,690.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

##These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. (Note 1).

R Real Estate Investment Trust.

S Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $80,991,233 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $92,665,649)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	1/19/11	$1,583,390	$1,485,697	$97,693

	Brazilian Real	Buy	1/19/11	261,162	254,391	6,771

	British Pound	Buy	1/19/11	467,028	465,627	1,401

	Canadian Dollar	Sell	1/19/11	988,657	972,627	(16,030)

	Chilean Peso	Buy	1/19/11	9,843	9,832	11

	Czech Koruna	Buy	1/19/11	40,215	40,206	9

	Euro	Sell	1/19/11	5,458,217	5,343,921	(114,296)

	Japanese Yen	Buy	1/19/11	190,989	184,193	6,796

	Mexican Peso	Sell	1/19/11	313,582	312,968	(614)

	Norwegian Krone	Buy	1/19/11	304,474	295,535	8,939

	Singapore Dollar	Sell	1/19/11	380,424	375,173	(5,251)

	South Korean Won	Buy	1/19/11	219,604	215,363	4,241

	Swedish Krona	Sell	1/19/11	47,382	46,612	(770)

	Swiss Franc	Buy	1/19/11	208,847	200,413	8,434

	Taiwan Dollar	Buy	1/19/11	54,714	52,769	1,945

	Turkish Lira (New)	Buy	1/19/11	104,612	109,064	(4,452)

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $92,665,649) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Buy	1/19/11	$1,083,351	$1,037,943	$45,408

	Brazilian Real	Buy	1/19/11	246,389	241,238	5,151

	British Pound	Sell	1/19/11	259,322	260,204	882

	Canadian Dollar	Sell	1/19/11	397,572	391,341	(6,231)

	Chilean Peso	Buy	1/19/11	244,386	242,348	2,038

	Czech Koruna	Buy	1/19/11	223,350	223,271	79

	Euro	Sell	1/19/11	425,468	425,360	(108)

	Hungarian Forint	Sell	1/19/11	83,275	82,348	(927)

	Japanese Yen	Sell	1/19/11	1,408,198	1,373,152	(35,046)

	Mexican Peso	Buy	1/19/11	104,848	104,639	209

	New Zealand Dollar	Sell	1/19/11	123,715	124,075	360

	Norwegian Krone	Buy	1/19/11	762,035	740,682	21,353

	Polish Zloty	Buy	1/19/11	59,026	57,494	1,532

	Singapore Dollar	Sell	1/19/11	302,580	299,175	(3,405)

	South Korean Won	Buy	1/19/11	246,593	243,772	2,821

	Swedish Krona	Sell	1/19/11	29,940	29,242	(698)

	Swiss Franc	Sell	1/19/11	42,198	40,375	(1,823)

	Taiwan Dollar	Sell	1/19/11	110,895	106,953	(3,942)

	Turkish Lira (New)	Sell	1/19/11	41,236	42,062	826

Citibank, N.A.

	Australian Dollar	Buy	1/19/11	785,718	736,994	48,724

	Brazilian Real	Buy	1/19/11	47,080	44,454	2,626

	British Pound	Buy	1/19/11	2,937,522	2,926,065	11,457

	Canadian Dollar	Sell	1/19/11	1,204,465	1,182,945	(21,520)

	Chilean Peso	Buy	1/19/11	174,383	169,636	4,747

	Czech Koruna	Sell	1/19/11	39,030	39,135	105

	Danish Krone	Sell	1/19/11	272,563	270,679	(1,884)

	Euro	Sell	1/19/11	458,629	448,167	(10,462)

	Hungarian Forint	Sell	1/19/11	9,255	9,147	(108)

	Japanese Yen	Buy	1/19/11	1,801,134	1,736,864	64,270

	Mexican Peso	Buy	1/19/11	397,023	395,343	1,680

	New Zealand Dollar	Sell	1/19/11	58,631	57,078	(1,553)

	Norwegian Krone	Buy	1/19/11	20,017	19,183	834

	Polish Zloty	Buy	1/19/11	10,674	10,585	89

	Singapore Dollar	Sell	1/19/11	83,137	81,956	(1,181)

	South African Rand	Buy	1/19/11	526,641	502,969	23,672

	South Korean Won	Buy	1/19/11	333,145	327,945	5,200

	Swedish Krona	Buy	1/19/11	114,368	111,111	3,257

	Swiss Franc	Sell	1/19/11	468,887	436,621	(32,266)

	Taiwan Dollar	Buy	1/19/11	156,739	151,318	5,421

	Turkish Lira (New)	Buy	1/19/11	84,868	88,599	(3,731)

Credit Suisse AG

	Australian Dollar	Buy	1/19/11	1,574,501	1,531,995	42,506

	British Pound	Sell	1/19/11	839,871	841,543	1,672

	Canadian Dollar	Sell	1/19/11	843,447	825,477	(17,970)

	Euro	Sell	1/19/11	1,377,090	1,350,219	(26,871)

	Japanese Yen	Sell	1/19/11	2,650,289	2,555,688	(94,601)

	Malaysian Ringgit	Buy	1/19/11	240,144	235,633	4,511

	Norwegian Krone	Buy	1/19/11	428,641	420,885	7,756

	Polish Zloty	Buy	1/19/11	3,872	3,768	104

	South African Rand	Buy	1/19/11	198,681	194,609	4,072

	South Korean Won	Buy	1/19/11	119,944	117,823	2,121

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $92,665,649) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Swedish Krona	Sell	1/19/11	$260,256	$254,492	$(5,764)

	Swiss Franc	Sell	1/19/11	1,079,576	1,005,045	(74,531)

	Taiwan Dollar	Sell	1/19/11	122,234	118,596	(3,638)

	Turkish Lira (New)	Buy	1/19/11	277,843	289,404	(11,561)

Deutsche Bank AG

	Australian Dollar	Sell	1/19/11	401,748	376,863	(24,885)

	Brazilian Real	Buy	1/19/11	230,836	224,258	6,578

	Canadian Dollar	Buy	1/19/11	574,516	560,646	13,870

	Chilean Peso	Sell	1/19/11	9,888	9,621	(267)

	Czech Koruna	Buy	1/19/11	109,966	109,972	(6)

	Euro	Sell	1/19/11	798,255	781,516	(16,739)

	Hungarian Forint	Sell	1/19/11	11,833	11,859	26

	Malaysian Ringgit	Buy	1/19/11	236,678	232,298	4,380

	Mexican Peso	Sell	1/19/11	14,038	13,969	(69)

	New Zealand Dollar	Sell	1/19/11	120,605	114,603	(6,002)

	Norwegian Krone	Buy	1/19/11	13,242	12,676	566

	Polish Zloty	Sell	1/19/11	477,969	474,346	(3,623)

	Singapore Dollar	Sell	1/19/11	224,113	220,858	(3,255)

	South Korean Won	Buy	1/19/11	115,853	114,225	1,628

	Swedish Krona	Buy	1/19/11	510,561	495,537	15,024

	Swiss Franc	Buy	1/19/11	103,245	96,142	7,103

	Taiwan Dollar	Buy	1/19/11	72	69	3

	Turkish Lira (New)	Sell	1/19/11	159,895	163,001	3,106

Goldman Sachs International

	Australian Dollar	Buy	1/19/11	1,196,458	1,122,872	73,586

	British Pound	Sell	1/19/11	290,821	287,405	(3,416)

	Canadian Dollar	Sell	1/19/11	896,168	875,722	(20,446)

	Chilean Peso	Buy	1/19/11	33,488	32,576	912

	Euro	Sell	1/19/11	4,547,377	4,444,126	(103,251)

	Hungarian Forint	Buy	1/19/11	94,963	95,180	(217)

	Japanese Yen	Sell	1/19/11	2,439,269	2,351,334	(87,935)

	Norwegian Krone	Buy	1/19/11	231,456	221,616	9,840

	Polish Zloty	Buy	1/19/11	106,941	106,235	706

	South African Rand	Buy	1/19/11	90,307	84,304	6,003

	Swedish Krona	Sell	1/19/11	680,684	661,202	(19,482)

	Swiss Franc	Buy	1/19/11	54,086	50,362	3,724

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/19/11	222,351	208,682	(13,669)

	British Pound	Sell	1/19/11	3,086,246	3,076,905	(9,341)

	Euro	Sell	1/19/11	1,086,937	1,076,033	(10,904)

	Japanese Yen	Buy	1/19/11	14,399	13,886	513

	New Zealand Dollar	Sell	1/19/11	434,987	423,925	(11,062)

	Norwegian Krone	Sell	1/19/11	14,082	13,482	(600)

	Singapore Dollar	Buy	1/19/11	299,077	294,960	4,117

	South Korean Won	Sell	1/19/11	6,258	6,184	(74)

	Swiss Franc	Buy	1/19/11	359,323	334,357	24,966

	Taiwan Dollar	Sell	1/19/11	217,633	209,606	(8,027)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	1/19/11	2,328,648	2,182,307	146,341

	Brazilian Real	Buy	1/19/11	126,708	124,118	2,590

	British Pound	Buy	1/19/11	797,301	801,038	(3,737)

	Canadian Dollar	Buy	1/19/11	21,390	20,868	522

Putnam VT Global Asset Allocation Fund 31

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $92,665,649) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Chilean Peso	Sell	1/19/11	$11,039	$10,724	$(315)

	Czech Koruna	Sell	1/19/11	117,084	117,058	(26)

	Euro	Sell	1/19/11	534,443	523,536	(10,907)

	Hong Kong Dollar	Sell	1/19/11	250,240	250,622	382

	Hungarian Forint	Sell	1/19/11	161,729	160,417	(1,312)

	Japanese Yen	Sell	1/19/11	36,151	34,789	(1,362)

	Malaysian Ringgit	Buy	1/19/11	197,318	193,734	3,584

	Mexican Peso	Sell	1/19/11	56,514	56,202	(312)

	New Zealand Dollar	Sell	1/19/11	3,577	3,482	(95)

	Norwegian Krone	Buy	1/19/11	477,149	457,428	19,721

	Polish Zloty	Buy	1/19/11	474,433	472,391	2,042

	Singapore Dollar	Sell	1/19/11	1,129,750	1,114,961	(14,789)

	South African Rand	Buy	1/19/11	133,400	126,551	6,849

	South Korean Won	Sell	1/19/11	87,147	86,074	(1,073)

	Swedish Krona	Buy	1/19/11	1,174,443	1,140,191	34,252

	Swiss Franc	Sell	1/19/11	779,587	725,904	(53,683)

	Taiwan Dollar	Sell	1/19/11	260,843	251,164	(9,679)

	Turkish Lira (New)	Buy	1/19/11	128,369	132,604	(4,235)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/19/11	1,860,078	1,767,808	92,270

	Brazilian Real	Buy	1/19/11	239,063	233,800	5,263

	British Pound	Sell	1/19/11	636,687	629,177	(7,510)

	Canadian Dollar	Sell	1/19/11	432,217	421,700	(10,517)

	Czech Koruna	Buy	1/19/11	160,385	157,724	2,661

	Euro	Buy	1/19/11	1,314,513	1,297,692	16,821

	Hungarian Forint	Sell	1/19/11	167,550	164,459	(3,091)

	Japanese Yen	Buy	1/19/11	348,836	342,762	6,074

	Malaysian Ringgit	Buy	1/19/11	240,111	235,638	4,473

	Norwegian Krone	Buy	1/19/11	554,541	542,837	11,704

	Polish Zloty	Buy	1/19/11	135,798	132,253	3,545

	Singapore Dollar	Sell	1/19/11	241,161	238,591	(2,570)

	South African Rand	Buy	1/19/11	244,974	237,091	7,883

	Swedish Krona	Buy	1/19/11	974,768	945,912	28,856

	Swiss Franc	Sell	1/19/11	384,706	358,126	(26,580)

	Taiwan Dollar	Sell	1/19/11	121,963	118,058	(3,905)

	Turkish Lira (New)	Sell	1/19/11	43,631	44,455	824

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/19/11	240,415	225,490	14,925

	British Pound	Buy	1/19/11	576,807	575,072	1,735

	Canadian Dollar	Sell	1/19/11	1,308,101	1,288,690	(19,411)

	Euro	Sell	1/19/11	1,361,713	1,344,724	(16,989)

	Hungarian Forint	Sell	1/19/11	10,094	9,964	(130)

	Japanese Yen	Buy	1/19/11	60,467	58,314	2,153

	Malaysian Ringgit	Buy	1/19/11	254,722	250,350	4,372

	Mexican Peso	Buy	1/19/11	8	8	—

	Norwegian Krone	Buy	1/19/11	87,323	86,246	1,077

	Polish Zloty	Buy	1/19/11	120,410	119,846	564

	Swedish Krona	Buy	1/19/11	1,150,997	1,122,293	28,704

	Swiss Franc	Sell	1/19/11	1,244,618	1,158,670	(85,948)

	Taiwan Dollar	Sell	1/19/11	118,074	113,143	(4,931)

32 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $92,665,649) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Sell	1/19/11	$933,462	$887,224	$(46,238)

	British Pound	Sell	1/19/11	180,262	177,042	(3,220)

	Canadian Dollar	Sell	1/19/11	1,993,483	1,967,963	(25,520)

	Czech Koruna	Buy	1/19/11	60,381	60,363	18

	Euro	Buy	1/19/11	2,123,598	2,098,110	25,488

	Hungarian Forint	Sell	1/19/11	119,048	117,646	(1,402)

	Japanese Yen	Sell	1/19/11	440,028	424,654	(15,374)

	Mexican Peso	Buy	1/19/11	126,224	124,981	1,243

	Norwegian Krone	Buy	1/19/11	845,104	818,153	26,951

	Polish Zloty	Buy	1/19/11	121,656	118,265	3,391

	South African Rand	Sell	1/19/11	182,002	173,616	(8,386)

	Swedish Krona	Sell	1/19/11	155,227	152,634	(2,593)

	Swiss Franc	Sell	1/19/11	344,865	333,353	(11,512)

Westpac Banking Corp.

	Australian Dollar	Sell	1/19/11	512,505	480,733	(31,772)

	British Pound	Sell	1/19/11	91,846	90,838	(1,008)

	Canadian Dollar	Sell	1/19/11	187,488	183,056	(4,432)

	Euro	Sell	1/19/11	2,229,698	2,179,079	(50,619)

	Japanese Yen	Sell	1/19/11	2,141,739	2,066,322	(75,417)

	New Zealand Dollar	Sell	1/19/11	10,031	9,767	(264)

	Norwegian Krone	Buy	1/19/11	279,672	268,074	11,598

	Swedish Krona	Buy	1/19/11	616,975	599,985	16,990

	Swiss Franc	Sell	1/19/11	207,451	201,286	(6,165)

Total						$(247,293)

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/10	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	40	$1,494,399	Mar-11	$(36,236)

Euro STOXX 50 Index
(Short)	142	5,305,116	Mar-11	127,561

Euro-Bobl 5 yr (Long)	1	158,827	Mar-11	(591)

Euro-Bund 10 yr (Short)	32	5,361,865	Mar-11	(5,243)

FTSE 100 Index (Short)	62	5,698,065	Mar-11	(65,916)

Japanese Government Bond
10 yr (Short)	1	1,732,077	Mar-11	241

Japanese Government Bond
10 yr Mini (Long)	10	1,732,077	Mar-11	74

MSCI EAFE Index E-Mini
(Long)	10	830,500	Mar-11	18,830

NASDAQ 100 Index E-Mini
(Short)	37	1,639,840	Mar-11	(12,617)

OMXS 30 Index (Short)	66	1,138,024	Jan-11	(7,180)

Russell 2000 Index Mini
(Long)	12	938,760	Mar-11	(7,870)

Russell 2000 Index Mini
(Short)	26	2,033,980	Mar-11	(48,933)

S&P 500 Index (Long)	3	939,750	Mar-11	6,464

S&P 500 Index E-Mini
(Long)	375	23,493,750	Mar-11	548,625

S&P 500 Index E-Mini
(Short)	253	15,850,450	Mar-11	(246,594)

S&P Mid Cap 400 Index
E-Mini (Long)	72	6,518,160	Mar-11	101,876

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/10 cont.	contracts	Value	date	(depreciation)

S&P/TSX 60 Index (Long)	10	$1,541,135	Mar-11	$1,005

SGX MSCI Singapore Index
(Short)	9	530,199	Jan-11	(5,086)

SPI 200 Index (Short)	15	1,816,054	Mar-11	15,674

Tokyo Price Index (Long)	43	4,745,997	Mar-11	65,049

Tokyo Price Index (Short)	33	3,642,276	Mar-11	(72,540)

U.S. Treasury Bond 20 yr
(Long)	55	6,716,875	Mar-11	(134,807)

U.S. Treasury Bond 30 yr
(Long)	11	1,398,031	Mar-11	(40,615)

U.S. Treasury Bond 30 yr
(Short)	2	254,188	Mar-11	(832)

U.S. Treasury Note 2 yr
(Long)	12	2,626,875	Mar-11	6,540

U.S. Treasury Note 2 yr
(Short)	54	11,820,938	Mar-11	(5,290)

U.S. Treasury Note 5 yr
(Long)	289	34,020,719	Mar-11	105,615

U.S. Treasury Note 5 yr
(Short)	283	33,314,406	Mar-11	611,822

U.S. Treasury Note 10 yr
(Long)	178	21,437,875	Mar-11	(187,299)

U.S. Treasury Note 10 yr
(Short)	160	19,270,000	Mar-11	(63,835)

Total				$667,892

Putnam VT Global Asset Allocation Fund 33

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$2,492,377)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	$877,000	Aug-11/4.7	$6,893

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	877,000	Aug-11/4.7	83,403

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	874,000	Aug-11/4.55	9,116

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	874,000	Aug-11/4.55	73,189

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	1,141,000	Aug-11/4.475	13,361

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	1,141,000	Aug-11/4.475	89,409

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	1,319,000	Jul-11/4.5475	10,552

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	1,319,000	Jul-11/4.5475	112,102

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	2,638,000	Jul-11/4.52	23,742

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,638,000	Jul-11/4.52	218,928

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	138,092

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	19,228

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$2,492,377) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	$2,813,000	Jul-11/4.525	$233,050

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	25,143

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	27,685

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	219,929

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	27,476

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	418,355

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	262,127

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	23,550

Total			$2,035,330

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/10 (proceeds receivable	Principal	Settlement
$14,085,859)	amount	date	Value

FNMA, 4s, TBA, January 1, 2041	$7,000,000	1/13/11	$6,963,359

FNMA, 4s, TBA, January 1, 2026	7,000,000	1/19/11	7,207,266

Total			$14,170,625

34 Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$2,192,800		$3,089	10/22/15	1.35%	3 month USD-LIBOR-BBA	$74,029

Citibank, N.A.
	1,329,400		364	12/10/12	3 month USD-LIBOR-BBA	0.81%	2,002

Credit Suisse International
	6,495,300		155	3/19/11	3 month USD-LIBOR-BBA	0.5%	11,402

MXN	5,250,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(12,675)

	$2,000,000		—	8/16/20	2.732%	3 month USD-LIBOR-BBA	81,037

Deutsche Bank AG
	18,558,000		(7,576)	2/3/11	3 month USD-LIBOR-BBA	0.55%	29,662

	10,082,000		(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(388,574)

	10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(529,785)

	121,200		284	7/27/20	3 month USD-LIBOR-BBA	2.94%	(2,111)

MXN	5,250,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(9,247)

Goldman Sachs International
	$18,202,200		99,514	7/13/25	3 month USD-LIBOR-BBA	3.49%	(309,229)

JPMorgan Chase Bank, N.A.
	14,670,800		(11,416)	2/26/11	3 month USD-LIBOR-BBA	0.56%	18,907

	3,600,000		—	12/6/20	3.1775%	3 month USD-LIBOR-BBA	53,721

	300,000		—	12/6/40	3 month USD-LIBOR-BBA	4.0025%	(5,235)

	5,200,000		—	12/6/15	3 month USD-LIBOR-BBA	1.9375%	(45,311)

	10,000,000		—	12/6/12	3 month USD-LIBOR-BBA	0.78375%	8,651

	520,000		—	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(1,991)

	2,600,000		—	1/4/21	3.4675%	3 month USD-LIBOR-BBA	(18,564)

	5,300,000		—	1/4/13	3 month USD-LIBOR-BBA	0.8575%	6,797

	4,605,200		(2,585)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(350,859)

MXN	750,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(1,323)

	$4,100,000		—	1/4/21	3 month USD-LIBOR-BBA	3.47%	30,176

	2,300,000		—	1/4/41	3 month USD-LIBOR-BBA	4.195%	31,073

	3,400,000		—	1/4/16	2.2655%	3 month USD-LIBOR-BBA	(14,144)

JPY	56,400,000	E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	7,420

JPY	75,800,000	E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(12,120)

MXN	1,330,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(4,581)

	$15,200,000		—	12/1/12	3 month USD-LIBOR-BBA	0.759%	7,868

	15,200,000		—	12/1/15	3 month USD-LIBOR-BBA	1.773%	(243,767)

	9,500,000		—	12/1/20	2.985%	3 month USD-LIBOR-BBA	295,995

	1,400,000		—	12/1/40	3 month USD-LIBOR-BBA	3.845%	(62,693)

Total							$(1,353,469)

E  See Note 1 to the financial statements regarding extended effective dates.

Putnam VT Global Asset Allocation Fund 35

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10

			Fixed payments	Total return
Swap	Notional	Termination	received (paid) by	received by	Unrealized
counterparty	amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
shares	49,991	10/17/11	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	$63,111
			minus 0.075%)	Markets Index

Credit Suisse International
units	672	7/15/11	(1 month USD-LIBOR-BBA	The Middle East Custom	29,653
			plus 1.00%)	Basket Index currently sponsored
				by Credit Suisse ticker CSGCCPUT

units	107,494	8/25/11	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	177,417
			minus 0.20%)	Markets Index

units	270	7/15/11	(3 month USD-LIBOR-BBA plus 1%)	The Middle East Custom	770
				Basket Index currently sponsored
				by Credit Suisse ticker CSGCCPU5

Goldman Sachs International
baskets	1,134	11/26/11	(3 month USD-LIBOR-BBA	A basket (GSPMGCC2) of	47,441
			plus 75 bp)	common stocks

baskets	85 F	9/26/11	(1 month USD-LIBOR-BBA	A basket (GSGLPMIN) of	188
			plus 60 bp)	common stocks

JPMorgan Chase Bank, N.A.
shares	122,265	10/20/11	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	240,275
			plus 5 bp)	Markets Index

Total					$558,855

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series 15 Version 1 Index	BBB+	$(1,828)		$500,000	12/20/15	100 bp	$1,858

Lighthouse International Co., SA, 8%, 4/30/14	Caa2	—	EUR	190,000	3/20/13	815 bp	(84,947)

Credit Suisse International
DJ CDX NA HY Series 15 Version 1 Index	B+	140,569		$4,410,000	12/20/15	500 bp	280,545

DJ CDX NA HY Series 15 Version 1 Index	B+	100,642		2,982,000	12/20/15	500 bp	194,924

DJ CMB NA CMBX AJ Index	—	(120,890)		376,000	2/17/51	(96 bp)	(19,741)

Deutsche Bank AG
DJ CDX NA HY Series 15 Version 1 Index	B+	5,625		180,000	12/20/15	500 bp	11,316

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		135,000	12/20/13	112 bp	2,011

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	13,886

Universal Corp., 5.2%, 10/15/13	—	—		$115,000	3/20/15	(95 bp)	5,757

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	125,000	9/20/13	477 bp	11,978

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	125,000	9/20/13	535 bp	14,554

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	5,858

Lighthouse International Co, SA, 8%, 4/30/14	Caa2	—	EUR	110,000	3/20/13	680 bp	(52,343)

Southern California Edison Co., 7 5/8%, 1/15/10	A3	—		$90,000	12/20/13	118.1 bp	1,025

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 15 Version 1 Index	B+	141,398		4,436,000	12/20/15	500 bp	281,649

DJ CDX NA HY Series 15 Version 1 Index	B+	96,103		2,957,000	12/20/15	500 bp	189,593

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		145,000	12/20/13	113 bp	2,202

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe Crossover Series 12 Version 1	—	(3,736)	EUR	314,000	12/20/14	(500 bp)	(27,416)

Universal Corp., 5.2%, 10/15/13	—	—		$345,000	3/20/13	(89 bp)	5,372

Total							$838,081

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

36 Putnam VT Global Asset Allocation Fund

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2010.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$8,511,048	$—	$—

Capital goods	8,200,907	—	—

Communication services	5,048,660	—	—

Conglomerates	2,529,301	—	—

Consumer cyclicals	14,263,449	52,602	546

Consumer staples	11,146,822	—	—

Energy	12,688,111	4,147	—

Financials	16,699,121	—	—

Health care	11,831,377	—	—

Miscellaneous	3,409	—	—

Technology	19,869,511	—	—

Transportation	1,544,696	—	—

Utilities and power	4,051,238	—	—

Total common stocks	116,387,650	56,749	546

Asset-backed securities	—	4,059,900	—

Commodity linked notes	—	5,112,373	—

Convertible bonds and notes	—	183,811	—

Convertible preferred stocks	—	121,021	—

Corporate bonds and notes	—	39,470,104	32,099

Foreign government bonds and notes	—	4,874,829	—

Investment Companies	4,263,128	—	—

Mortgage-backed securities	—	14,415,723	—

Municipal bonds and notes	—	70,580	—

Preferred stocks	—	120,972	—

Senior loans	—	521,376	—

U.S. Government and Agency Mortgage Obligations	—	49,300,916	—

U.S. Treasury Obligations	—	21,889	—

Warrants	—	—	1,904

Short-term investments	37,714,805	10,073,908	—

Totals by level	$158,365,583	$128,404,151	$34,549

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(247,293)	$—

Futures contracts	667,892	—	—

Written options	—	(2,035,330)	—

TBA sale commitments	—	(14,170,625)	—

Interest rate swap contracts	—	(1,395,149)	—

Total return swap contracts	—	558,855	—

Credit default contracts	—	480,198	—

Totals by level	$667,892	$(16,809,344)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of assets and liabilities
12/31/10

Assets

Investment in securities, at value, including $1,745,303 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $225,370,009)	$247,284,177

Affiliated issuers (identified cost $39,520,106) (Notes 1 and 6)	39,520,106

Cash	2,215,141

Foreign currency (cost $121,698) (Note 1)	121,671

Dividends, interest and other receivables	1,140,765

Receivable for investments sold	2,799,758

Receivable for sales of delayed delivery securities (Note 1)	14,119,343

Unrealized appreciation on swap contracts (Note 1)	2,240,123

Receivable for variation margin (Note 1)	135,506

Unrealized appreciation on forward currency contracts (Note 1)	1,164,240

Premium paid on swap contracts (Note 1)	188,180

Total assets	310,929,010

Liabilities

Payable for investments purchased	2,707,790

Payable for purchases of delayed delivery securities (Note 1)	46,303,964

Payable for shares of the fund repurchased	139,922

Payable for compensation of Manager (Note 2)	120,856

Payable for investor servicing fees (Note 2)	16,411

Payable for custodian fees (Note 2)	66,400

Payable for Trustee compensation and expenses (Note 2)	113,151

Payable for administrative services (Note 2)	1,005

Payable for distribution fees (Note 2)	16,574

Unrealized depreciation on forward currency contracts (Note 1)	1,411,533

Written options outstanding, at value (premiums received $2,492,377)
(Notes 1 and 3)	2,035,330

Premium received on swap contracts (Note 1)	587,743

Unrealized depreciation on swap contracts (Note 1)	2,196,656

TBA sale commitments, at value (proceeds receivable $14,085,859)
(Note 1)	14,170,625

Collateral on securities loaned, at value (Note 1)	1,805,301

Other accrued expenses	21,059

Total liabilities	71,714,320

Net assets	$239,214,690

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$252,039,243

Undistributed net investment income (Note 1)	8,972,704

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(44,564,404)

Net unrealized appreciation of investments and assets and liabilities in
foreign currencies	22,767,147

Total — Representing net assets applicable
to capital shares outstanding	$239,214,690

Computation of net asset value Class IA

Net assets	$159,677,296

Number of shares outstanding	10,792,729

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$14.79

Computation of net asset value Class IB

Net assets	$79,537,394

Number of shares outstanding	5,345,799

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$14.88

Statement of operations
Year ended 12/31/10

Investment income

Interest (net of foreign tax of $8,403) (including interest income
of $67,668 from investments in affiliated issuers) (Note 6)	$5,882,757

Dividends (net of foreign tax of $73,266)	2,364,161

Securities lending (including interest income of $15,162
from investments in affiliated issuers) (Note 1)	35,536

Total investment income	8,282,454

Expenses

Compensation of Manager (Note 2)	1,400,224

Investor servicing fees (Note 2)	230,356

Custodian fees (Note 2)	158,817

Trustee compensation and expenses (Note 2)	21,186

Administrative services (Note 2)	10,230

Distribution fees — Class IB (Note 2)	189,015

Auditing	127,913

Other	73,247

Total expenses	2,210,988

Expense reduction (Note 2)	(15,418)

Interest expense (Note 2)	(109,719)

Net expenses	2,085,851

Net investment income	6,196,603

Net realized gain on investments (net of foreign tax of $526)
(Notes 1 and 3)	9,694,733

Net realized gain on swap contracts (Note 1)	3,944,949

Net realized loss on futures contracts (Note 1)	(214,122)

Net realized gain on foreign currency transactions (Note 1)	2,149,293

Net realized gain on written options (Notes 1 and 3)	1,055,841

Net unrealized depreciation of assets and liabilities in foreign currencies
during the year	(613,185)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, TBA sale commitments and receivable
purchase agreements during the year	9,868,027

Net gain on investments	25,885,536

Net increase in net assets resulting from operations	$32,082,139

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/10	12/31/09

Increase in net assets

Operations:

Net investment income	$6,196,603	$7,205,337

Net realized gain (loss) on investments
and foreign currency transactions	16,630,694	(22,320,134)

Net unrealized appreciation of
investments and assets and liabilities
in foreign currencies	9,254,842	77,775,900

Net increase in net assets resulting
from operations	32,082,139	62,661,103

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,201,575)	(9,033,218)

Class IB	(4,302,686)	(3,733,648)

Decrease from capital share transactions
(Note 4)	(16,194,855)	(12,316,708)

Total increase in net assets	2,383,023	37,577,529

Net assets:

Beginning of year	236,831,667	199,254,138

End of year (including undistributed net
investment income of $8,972,704 and
$12,271,033, respectively)	$239,214,690	$236,831,667

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)[b,d]	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/10	$13.64	.38	1.59	1.97	(.82)	(.82)	$14.79	14.95	$159,677	.87[f]	.87[f]	2.75	158.87

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[g,h]	.86[g]	3.55[g]	177.85

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[g]	.78[g]	3.31[g]	155.03

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[g]	.77[g]	2.49[g]	106.99

12/31/06	15.03	.33	1.59	1.92	(.45)	(.45)	16.50	13.04	311,512	.82[g]	.82[g]	2.15[g]	76.62

Class IB

12/31/10	$13.72	.35	1.60	1.95	(.79)	(.79)	$14.88	14.69	$79,537	1.12[f]	1.12[f]	2.50	158.87

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24 [g,h]	1.11[g]	3.28[g]	177.85

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03[g]	1.03[g]	3.05[g]	155.03

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02[g]	1.02[g]	2.23[g]	106.99

12/31/06	15.06	.29	1.61	1.90	(.42)	(.42)	16.54	12.86	88,626	1.07[g]	1.07[g]	1.87[g]	76.62

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010 (Note 2).

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

12/31/06	0.10

h Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets for the period ended December 31, 2009.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Notes to financial statements 12/31/10

Note 1 — Significant accounting policies

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks long-term returns consistent with preservation of capital by maintaining a managed asset allocation portfolio spread across domestic and international stock, bond and cash investments. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2010 through December 31, 2010.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of

Putnam VT Global Asset Allocation Fund 41

principal, the fund may fail to recoup fully its initial investment in these securities Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk, equitize cash and manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, hedge against changes in values of securities it owns, owned or expects to own, hedge prepayment risk and generate additional income for the portfolio. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $1,300,000 on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

J) Total return swap contracts The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, manage exposure to specific sectors or industries, manage exposure to credit risk, gain exposure to specific markets/countries, gain exposure to specific sectors/industries, gain exposure to rates of inflation in specific regions/countries and hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $17,500,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, gain exposure on interest rates and hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $113,200,000 on interest rate swap contracts for the reporting period.

42 Putnam VT Global Asset Allocation Fund

L) Credit default contracts The fund enters into credit default contracts to hedge credit risk, hedge market risk and gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $19,800,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $426,957 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,489,397 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $3,549,007.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Effective August 2010, cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management and is valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $1,745,303 and the fund received cash collateral of $1,805,301.

R) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

S) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder

Putnam VT Global Asset Allocation Fund 43

redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

T) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $41,343,932 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$14,547,990	12/31/16

26,795,942	12/31/17

U) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, nontaxable dividends, unrealized and realized gains and losses on certain futures contracts, straddle loss deferrals, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $4,009,329 to increase undistributed net investment income and $5,870 to increase paid-in-capital, with an increase to accumulated net realized losses of $4,015,199.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$25,389,545
Unrealized depreciation	(5,837,715)

Net unrealized appreciation	19,551,830
Undistributed ordinary income	10,271,912
Capital loss carryforward	(41,343,932)

Cost for federal income tax purposes	$267,252,453

V) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

W) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 47.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.750% of the first $5 billion, 0.700% of the next $5 billion, 0.650% of the next $10 billion, 0.600% of the next $10 billion, 0.550% of the next $50 billion, 0.530% of the next $50 billion, 0.520% of the next $100 billion, and 0.515% of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.700% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $137,756 (exclusive of the initial payment) to the Seller in accordance with the terms of the Agreement and the fund paid $6,144,799, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $652 under the expense offset arrangements and by $14,766 under the brokerage/service arrangements.

44 Putnam VT Global Asset Allocation Fund

Each independent Trustee of the fund receives an annual Trustee fee, of which $159, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $291,383,834 and $315,329,756, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	$82,481,000	$4,463,974	—	$—

Options opened	—	—	704	1,429

Options exercised	(18,751,000)	(909,322)	—	—

Options expired	(22,913,000)	(1,062,275)	—	—

Options closed	—	—	(704)	(1,429)

Written options outstanding at
end of the reporting period	$40,817,000	$2,492,377	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/10		Year ended 12/31/09		Year ended 12/31/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	362,574	$4,896,054	385,207	$4,712,541	602,965	$8,512,046	785,789	$9,340,719

Shares issued in connection with
reinvestment of distributions	676,586	9,201,575	937,056	9,033,218	313,836	4,302,686	384,516	3,733,648

	1,039,160	14,097,629	1,322,263	13,745,759	916,801	12,814,732	1,170,305	13,074,367

Shares repurchased	(2,006,425)	(27,395,256)	(2,544,362)	(28,531,713)	(1,141,522)	(15,711,960)	(934,591)	(10,605,121)

Net increase (decrease)	(967,265)	$(13,297,627)	(1,222,099)	$(14,785,954)	(224,721)	$(2,897,228)	235,714	$2,469,246

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$641,168	Payables	$160,970

Foreign exchange contracts	Receivables	1,164,240	Payables	1,411,533

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	1,445,843*	appreciation/(depreciation)	502,972*

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets — Unrealized
	appreciation/(depreciation)	1,398,416*	appreciation/(depreciation)	4,543,115*

Total		$4,649,667		$6,618,590

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Global Asset Allocation Fund 45

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$464,034	$464,034

Foreign exchange contracts	—	—	—	2,159,149	—	$2,159,149

Equity contracts	(8,566)	11,601	974,138	—	1,516,014	$2,493,187

Interest rate contracts	1,062,275	—	(1,188,260)	—	1,964,901	$1,838,916

Total	$1,053,709	$11,601	$(214,122)	$2,159,149	$3,944,949	$6,955,286

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$1,125,859	$1,125,859

Foreign exchange contracts	—	—	—	(613,369)	—	(613,369)

Equity contracts	—	(42,618)	32,582	—	351,537	341,501

Interest rate contracts	91,955	—	(63,224)	—	(3,076,276)	(3,047,545)

Total	$91,955	$(42,618)	$(30,642)	$(613,369)	$(1,598,880)	$(2,193,554)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $67,668 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $190,069,806 and $189,342,319, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

46 Putnam VT Global Asset Allocation Fund

Federal tax information (Unaudited)

The fund designated 12.12% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Putnam VT Global Asset Allocation Fund 47

About the Trustees

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Independent Trustees

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the	Jacob Ballas Capital India,
Born 1947	Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product	a non-banking finance
Trustee since 2009	investment management firm with over $40 billion in assets under management.	company focused on private
equity advisory services

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic	SM Energy Company, a
Born 1955	energy firms and direct investor in energy assets. Trustee, and Co-Chair of the Finance Committee,	publicly held energy company
Trustee since 2010	of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro	focused on natural gas
	Denver. Member of the Finance Committee, The Children’s Hospital of Denver.	and crude oil in the United
States; UniSource Energy
Corporation, a publicly held
provider of natural gas and
electric service across Arizona;
Cody Resources Management,
LLP, a privately held energy,
ranching, and commercial real
estate company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment firm. Chairman of Mutual Fund	ASHTA Chemicals, Inc.
Born 1943	Directors Forum. Chairman Emeritus of the Board of Trustees of Mount Holyoke College.
Trustee since 1994 and
Vice Chairman since 2005

Charles B. Curtis	President Emeritus of the Nuclear Threat Initiative, a private foundation dealing with national	Edison International; Southern
Born 1940	security issues. Senior Advisor to the United Nations Foundation. Senior Advisor to the Center	California Edison
Trustee since 2001	for Strategic and International Studies. Member of the Council on Foreign Relations and the
National Petroleum Council.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice	United-Health
Born 1946	Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson’s Chief	Group, a diversified
Trustee since 2007	Financial Officer for a decade.	health-care company

John A. Hill	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout	Devon Energy Corporation, a
Born 1942	firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board	leading independent natural
Trustee since 1985 and	of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein	gas and oil exploration and
Chairman since 2000	Center for Corporate Governance and Performance at the Yale School of Management.	production company

Paul L. Joskow	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused	TransCanada Corporation,
Born 1947	primarily on research and education on issues related to science, technology, and economic	an energy company focused
Trustee since 1997	performance. Elizabeth and James Killian Professor of Economics and Management, Emeritus	on natural gas transmission
	at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the	and power services; Exelon
	Center for Energy and Environmental Policy Research at MIT.	Corporation, an energy
company focused on
power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the	Northeast Utilities,
Born 1949	trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess	which operates New
Trustee since 2006	Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global	England’s largest energy
	communications and advertising firm.	delivery system

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private	None
Born 1945	equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin
Trustee since 1984	Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research	None
Born 1951	services, and founder and President of New Generation Advisors, LLC, a registered investment
Trustee since 1984	advisor to private funds.
Director of The Boston Family Office, LLC, a registered investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise Cascade, LLC, a paper, forest	TransCanada Corporation, an
Born 1942	products, and timberland assets company, in December 2008.	energy company focused on
Trustee from 1997 to 2008		natural gas transmission and
and since 2009		power services

48 Putnam VT Global Asset Allocation Fund

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam Investments since 2008. Prior to joining	None
Born 1952	Putnam Investments, served as Vice Chairman and Chief Operating Officer of Fidelity
Trustee since 2008 and	Investments from 2000 to 2007.
President of the Putnam
Funds since July 2009

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2010, there were 104 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President and Chief Legal Officer
Compliance Liaison	Since 2004
Since 2004	Senior Managing Director, Putnam Investments and Putnam Management
Senior Vice President and Treasurer, The Putnam Funds
James P. Pappas (Born 1953)
Steven D. Krichmar (Born 1958)	Vice President
Vice President and Principal Financial Officer	Since 2004
Since 2002	Managing Director, Putnam Investments and Putnam Management
Senior Managing Director, Putnam Investments and Putnam Management
Judith Cohen (Born 1945)
Janet C. Smith (Born 1965)	Vice President, Clerk and Assistant Treasurer
Vice President, Assistant Treasurer and Principal Accounting Officer	Since 1993
Since 2007	Vice President, Clerk and Assistant Treasurer, The Putnam Funds
Managing Director, Putnam Investments and Putnam Management
Michael Higgins (Born 1976)
Beth S. Mazor (Born 1958)	Vice President, Senior Associate Treasurer and Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Managing Director, Putnam Investments and Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Managing Director, Putnam Investments, Putnam Management and	Since 2000
Putnam Retail Management	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager,
The Putnam Funds
Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer	Susan G. Malloy (Born 1957)
Since 2002	Vice President and Assistant Treasurer
Managing Director, Putnam Investments and Putnam Retail Management	Since 2007
Managing Director, Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Global Asset Allocation Fund 49

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50 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 51

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Investment Sub-Advisor	Legal Counsel	George Putnam, III
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109	Independent Registered
Public Accounting Firm
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H306
of Putnam VT Global Asset Allocation Fund.	265773 2/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2010	$115,564	$--	$10,366	$161*
December 31, 2009	$118,745	$--	$9,445	$304*

* Includes fees of $161 and $304 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2010 and December 31, 2009, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2010 and December 31, 2009, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $ 288,747 and $ 569,028 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2010	$ -	$ 227,601	$ -	$ -
December 31, 2009	$ -	$ 453,847	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed- End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: February 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2011